As filed with the Securities and Exchange Commission
                               on December 23, 1998
                          Registration No. 333-________

================================================================================

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
----------------------------------------------------------------
                                    FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                  Pre-Effective Amendment No. ___                     |_|

                  Post-Effective Amendment No. ___                    |_|

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940         |_|

                         Amendment No. ___                            |_|

                         (Check appropriate box or boxes)
                             ------------------------

                                NATIONS FUND TRUST
                (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
           (Address of Principal Executive Offices, including Zip Code)
                            --------------------------

        Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
      Robert M. Kurucza, Esq.                  W. Bruce McConnel, III, Esq.
      Marco E. Adelfio, Esq.                   Michael P. Malloy, Esq.
      Morrison & Foerster LLP                  Drinker Biddle & Reath LLP
      2000 Pennsylvania Ave., N.W.             Philadelphia National Bank
      Suite 5500                               Building
      Washington, D.C.  20006                  1345 Chestnut Street
                                               Philadelphia, PA  19107-2700

It is proposed that this filing will become effective on January 22, 1999 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 25, 1998, the notice required by Rule 24f-2 for its fiscal year ended March 31, 1998 (File No. 2-97817; 811-4305).

                                NATIONS FUND TRUST
                              CROSS-REFERENCE SHEET
PART A

ITEM NO.   ITEM CAPTION               PROSPECTUS CAPTION
--------   ------------               ------------------

    1      Beginning of Registration  COVER PAGE OF REGISTRATION
           Statement and Outside      STATEMENT; CROSS-REFERENCE SHEET; FRONT
           Front Cover Page of        COVER PAGE OF PROXY STATEMENT/PROSPECTUS
           Prospectus

    2      Beginning and Outside      TABLE OF CONTENTS
           Back Cover Page of
           Prospectus

    3      Fee Table, Synopsis        APPENDIX II -- EXPENSE SUMMARIES OF
           Information, and Risk      PACIFIC HORIZON FUNDS AND THE
           Factors                    CORRESPONDING NATIONS FUNDS;
                                      SUMMARY -- PROPOSED REORGANIZATION;
                                      SUMMARY-- OVERVIEW OF THE FUNDS;
                                      SUMMARY--FEDERAL INCOME TAX CONSEQUENCES;
                                      SUMMARY--NATIONS AND PACIFIC HORIZON BOARD
                                      CONSIDERATION; SUMMARY--PRINCIPAL RISK
                                      FACTORS; SUMMARY--VOTING INFORMATION;
                                      SUMMARY--FEES AND EXPENSES.

    4      Information About the      THE REORGANIZATION - DESCRIPTION OF
           Transaction                THE AGREEMENT; THE REORGANIZATION -
                                      PACIFIC HORIZON BOARD CONSIDERATION; THE
                                      REORGANIZATION CAPITALIZATION; THE
                                      REORGANIZATION - FEDERAL INCOME TAX
                                      CONSIDERATIONS.

    5      Information About the      COMPARISON OF PACIFIC HORIZON AND
           Registrant                 NATIONS; ADDITIONAL INFORMATION
                                      ABOUT NATIONS

    6      Information About the      COMPARISON OF PACIFIC HORIZON AND
           Company Being Acquired     NATIONS; ADDITIONAL INFORMATION
                                      ABOUT PACIFIC HORIZON

    7      Voting Information         VOTING MATTERS

    8      Interest of Certain        NOT APPLICABLE
           Persons and Experts

    9      Additional Information     NOT APPLICABLE
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

PART B
                                      STATEMENT OF ADDITIONAL
ITEM NO.   ITEM CAPTION               INFORMATION CAPTION

    10     Cover Page                 COVER PAGE

    11     Table of Contents          TABLE OF CONTENTS

    12     Additional Information     INCORPORATION OF DOCUMENTS BY
           About the Registrant       REFERENCE IN STATEMENT OF
                                      ADDITIONAL INFORMATION

    13     Additional Information     NOT APPLICABLE
           About the Company Being
           Acquired

    14     Financial Statements       EXHIBITS TO STATEMENT OF ADDITIONAL
                                      INFORMATION

  PART C

 ITEM NO.

  15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE INTO VARIOUS PARTS OF THIS REGISTRATION STATEMENT:

NATIONS FUND TRUST ("NATIONS")

From Post-Effective Amendments Nos. 57 and 58 of Nations' Registration Statement, filed November 5, 1998 and November 17, 1998, respectively (SEC File Nos. 2-97817; 811-4305):

      Prospectuses for the Investor A Shares of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, dated August 1, 1998, as supplemented.

      Prospectus for the Investor C Shares of Nations Diversified Income Fund, dated August 1, 1998, as supplemented.

      Statement of Additional Information for the Investor A Shares of the Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government and for the Investor C Shares of Nations Diversified Income Fund, dated August 1, 1998.

The audited financial statements and related independent accountants' reports for the Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, contained in the Annual Report for the fiscal year ended March 31, 1998.

The unaudited financial statements for the Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, contained in the Semi-Annual Report for the fiscal period ended September 30, 1998.


PACIFIC HORIZON FUNDS, INC. ("PACIFIC HORIZON")

From Post-Effective Amendment No. 60 of Pacific Horizon's Registration Statement, filed July 1, 1998 (SEC File Nos. 2-81110; 811-4293):

      Prospectus for the A and K shares of the Flexible Income Fund, the National Municipal Bond Fund and the Short-Term Government Fund, dated July 1, 1998, as supplemented.

      Statement of Additional Information for the Flexible Income Fund, the National Municipal Bond Fund and the Short-Term Government Fund, dated July 1, 1998.

The audited financial statements and related independent accountants' reports for the Flexible Income Fund, the National Municipal Bond Fund and the Short-Term Government Fund, contained in the Annual Report for the fiscal year ended February 28, 1998.

The unaudited financial statements for the Flexible Income Fund, the National Municipal Bond Fund and the Short-Term Government Fund, contained in the Semi-Annual Report for the fiscal period ended August 31, 1998.

                           PACIFIC HORIZON FUNDS, INC.
                               Flexible Income Fund
                           National Municipal Bond Fund
                            Short-Term Government Fund
                               400 Bellevue Parkway
                            Wilmington, Delaware 19809


                                                                February 1, 1999

Dear Shareholder:

      On behalf of the Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon"), we are pleased to invite you to a special meeting of shareholders of the Pacific Horizon Funds named above to be held at 10:00 a.m. (Eastern time) on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of January ___, 1999 (the "Reorganization Agreement"), by and between Pacific Horizon and Nations Fund Trust ("Nations"), which contemplates the reorganization of your Pacific Horizon Fund into a corresponding fund of Nations, and the reorganization of Pacific Horizon as a whole.

      BACKGROUND. As you may recall, BankAmerica Corporation recently merged with NationsBank Corporation to form the new BankAmerica Corporation ("BankAmerica"). As a result of the merger, both Bank of America National Trust and Savings Association ("Bank of America"), the investment adviser to the Pacific Horizon Funds, and NationsBanc Advisors, Inc. ("NBAI"), the investment adviser to Nations, are indirect, wholly owned subsidiaries of BankAmerica. Bank of America has decided to consolidate its mutual fund investment advisory operations with those of NBAI.

      At the upcoming Meeting, you will be asked to approve the reorganization of your Pacific Horizon Fund into a corresponding Nations Fund (the "Reorganization"). If all approvals are obtained, the Pacific Horizon Funds will be reorganized into corresponding Nations Funds in May 1999, when your Pacific Horizon Fund shares will be exchanged for shares of the corresponding Nations Funds of equal value.

      [PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.]

      In considering these matters, you should note:

o  SIMILAR OBJECTIVES AND POLICIES
   The Pacific Horizon Funds are proposed to be reorganized into Nations Funds with investment policies and objectives that are, in general, substantially similar to those of the corresponding Pacific Horizon Funds.

o  ENHANCED ACCESS AND SERVICE ARRANGEMENTS
   Following the Reorganization, you will enjoy access to Nations Funds through enhanced distribution, transaction and shareholder servicing arrangements. Among other things, the new BankAmerica has the most comprehensive distribution network of any banking organization in the country.

o  SAME VALUE OF SHARES
   The total dollar value of the Nations Fund shares you receive in the Reorganization will be the same as the total dollar value of the Pacific Horizon Fund shares that you held immediately before the Reorganization. THE EXCHANGE OF PACIFIC HORIZON FUND SHARES FOR NATIONS FUND SHARES WILL BE TAX-FREE UNDER FEDERAL LAW, AND NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

o THE PROPOSED REORGANIZATION IS EXPECTED TO BENEFIT PACIFIC HORIZON FUND SHAREHOLDERS BY: Offering actual or potential reductions in total operating expense ratios for certain funds;

   Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

   Offering access to a broader array of investment products, including a line of fund-of-funds, and investment services including a mutual fund marketplace; and

   Providing opportunities for enhanced returns through combined investment portfolios.


      The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Pacific Horizon Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Pacific Horizon Funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other funds(s).

      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

      1. Mark, sign, date and return the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

      2. Mark, sign, date and fax the enclosed Proxy Ballot(s) to ADP Proxy Services at (704) 388-2641; or

      3.    Follow the instructions below to vote on-line or by telephone.

      Please return your Proxy Ballot(s), fax it to us or follow the instructions below to vote on-line or by telephone, so that your vote will be counted.

      YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO VOTE YOUR PROXY INSTANTLY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE.
PLEASE SEE BELOW.

      The proposed Reorganization and the reasons for the Pacific Horizon Board's unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Pacific Horizon toll free at 1-800-___-___.

      We look forward to seeing you at the Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Meeting.

                                    Sincerely,



                                    Dr. Cornelius J. Pings
                                    President

TWO QUICK AND EASY WAYS TO VOTE YOUR PROXY                 PACIFIC
INSTANTLY                                                  HORIZON
                                                            FUNDS

As a valued Pacific Horizon Funds shareholder, your proxy vote is important to us. That's why we've made it faster and easier to vote your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY STATEMENT, which outlines important issues affecting your funds, select one of the following quick and easy methods to register your vote - ACCURATELY and IMMEDIATELY.

VOTE ON-LINE                           VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed PROXY STATEMENT   1. Read the enclosed PROXY STATEMENT
   and have your PROXY BALLOT(S)* at      and have your PROXY BALLOT(S)* at
   hand.                                  hand.
2. Go to Web site WWW.PROXYVOTE.COM    2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number   3. Enter the 12-digit Control Number
   found on your PROXY BALLOT(S).         found on your PROXY BALLOT(S).
4. Cast your vote using the            4. Cast your vote using the
   easy-to-follow instructions.           easy-to-follow instructions.

*  DO NOT MAIL THE PROXY BALLOT(S) IF VOTING BY INTERNET OR TELEPHONE.

                           PACIFIC HORIZON FUNDS, INC.
                               Flexible Income Fund
                           National Municipal Bond Fund
                            Short-Term Government Fund
                               400 Bellevue Parkway
                            Wilmington, Delaware 19809


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON APRIL 12, 1999

To Pacific Horizon Fund Shareholders:

      NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Pacific Horizon Funds named above (each a "Pacific Horizon Fund" and together, the "Pacific Horizon Funds"), each of which is a series of Pacific Horizon Funds, Inc. ("Pacific Horizon"), will be held at 10:00 a.m., Eastern time, on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware, for purpose of considering and voting upon:

      ITEM 1. A proposal to approve an Agreement and Plan of Reorganization, which provides for (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund Trust in exchange for shares of designated classes of the corresponding Nations fund of equal value, (b) the distribution of shares of designated classes of the corresponding Nations fund to shareholders of each Pacific Horizon Fund and (c) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended, of Pacific Horizon.

      ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

      Item 1 is described in the attached Combined Proxy Statement/Prospectus. [YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.]

      Shareholders of record as of the close of business on January 14, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

      SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE PACIFIC HORIZON BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: 1)FACSIMILE AT (704) 388-2641; OR 2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR 3) VOTING ON-LINE AT WEB SITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PACIFIC HORIZON A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                              By Order of the Board of Directors,



                              ----------------------------
                              W. Bruce McConnel, III
                              Secretary

                       WE NEED YOUR PROXY VOTE IMMEDIATELY

      A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, THE COMPANY WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING THE COMPANY TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                 FEBRUARY 1, 1999

                           PACIFIC HORIZON FUNDS, INC.
                               400 BELLEVUE PARKWAY
                            WILMINGTON, DELAWARE 19809
                                  1-800-[   ]

                                NATIONS FUND TRUST
                        ONE NATIONSBANK PLAZA, 33RD FLOOR
                         CHARLOTTE, NORTH CAROLINA 28255
                                  1-800-321-7854



      This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund (each a "Pacific Horizon Fund" and collectively the "Pacific Horizon Funds"). The Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon") has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on April 12, 1999 at 400 Bellevue Parkway, Wilmington, Delaware. At the Meeting, shareholders will be asked:

      o To approve a proposed Agreement and Plan of Reorganization dated as of January ___, 1999 (the "Reorganization Agreement") by and between Pacific Horizon and Nations Fund Trust ("Nations") which provides for (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund Trust in exchange for the shares of designated classes of the corresponding Nations Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Nations Fund to shareholders of each Pacific Horizon Fun; and (c) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended (the "1940 Act"), of Pacific Horizon.

      The Reorganization Agreement, a copy of which is attached as Appendix I, provides for the transfer of assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations (each a "Nations Fund" and collectively the "Nations Funds") in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund of equal value (the "Reorganization"). Pacific Horizon and Nations are both registered open-end management investment companies (mutual funds).

      As a result of the Reorganization, shareholders of the Pacific Horizon Funds will become shareholders of the Nations Funds (the Pacific Horizon Funds and Nations Funds are sometimes referred to as "Funds"). Table I below shows each class of each Pacific Horizon Fund and the designated class of each corresponding Nations Fund:

                                     TABLE I

------------------------------------- ------------------------------------
PACIFIC HORIZON FUND/SHARE CLASS      CORRESPONDING NATIONS FUND/SHARE
                                      CLASS

------------------------------------- ------------------------------------
FLEXIBLE INCOME FUND                  NATIONS DIVERSIFIED INCOME FUND
     A Shares                               Investor A Shares
     K Shares                               Investor C Shares
------------------------------------- ------------------------------------
NATIONAL MUNICIPAL BOND FUND          NATIONS MUNICIPAL INCOME FUND
     A Shares                               Investor A Shares
------------------------------------- ------------------------------------
SHORT-TERM GOVERNMENT FUND            NATIONS SHORT-INTERMEDIATE
     A Shares                         GOVERNMENT FUND
                                            Investor A Shares
------------------------------------- ------------------------------------

      Pacific Horizon also offers shares in other funds that are not part of this Proxy/Prospectus. Pacific Horizon shareholders of those funds are voting on similar agreements and plans of reorganization, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of two other registered investment companies - Nations Funds, Inc. and Nations Institutional Reserves (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the Agreements and plans of reorganization affecting the other funds of Pacific Horizon are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities and deregister as a registered investment company and dissolved under Maryland law.

      This Proxy/Prospectus sets forth concisely the information that a Pacific Horizon Fund shareholder should know before voting, and should be retained for future reference. It is both Pacific Horizon's proxy statement for the Meeting and a prospectus for each Nations Fund.

      Additional information is set forth in the statement of additional information relating to this Proxy/Prospectus and in the prospectus dated July 1, 1998, as supplemented, for the Pacific Horizon Funds, both of which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Pacific Horizon at the telephone number or address stated above. The information contained in the Nations Funds prospectuses for the designated share classes, dated August 1, 1998, as supplemented, also is incorporated by reference into this Proxy/Prospectus. In addition, a prospectus for the designated share classes of the Nations Funds accompanies this Proxy/Prospectus. The Annual Report for the year ended March 31, 1998 and the Semi-Annual Report for the period ended September 30, 1998 for the Nations Funds are available without charge by calling or writing Nations at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

      This Proxy/Prospectus is expected to be first sent to shareholders on or about February 1, 1999.

      THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SHARES OF THE PACIFIC HORIZON FUNDS AND NATIONS FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE PACIFIC HORIZON FUNDS IS PROVIDENT DISTRIBUTORS, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                                TABLE OF CONTENTS


FEE TABLES............................................................x
         Table II.....................................................x

SUMMARY...............................................................x
      Proposed Reorganization.........................................x
      Overview of the Funds...........................................x
      Federal Income Tax Consequences.................................x
      Nations and Pacific Horizon Board Consideration.................x
      Principal Risk Factors..........................................x
      Voting Information..............................................x
      Management's Discussion of Nations Fund Performance.............x
      Fees and Expenses...............................................x

THE REORGANIZATION....................................................x
      Reasons for the Reorganization..................................x
      Description of the Reorganization Agreement.....................x
      Pacific Horizon Board Consideration.............................x
      Capitalization..................................................x
         Table III....................................................x
      Federal Income Tax Considerations...............................x
      Other Matters...................................................x

COMPARISON OF PACIFIC HORIZON AND NATIONS.............................x
      Investment Objectives and Policies..............................x
      Investment Advisory Services....................................x
      Other Service Providers for the Pacific
         Horizon and Nations..........................................x
      Distribution and Shareholder Servicing Arrangements
         for the Pacific Horizon Funds................................x
      Distribution and Shareholder Servicing Arrangements
         for the Nations Funds........................................x
      Administration Agreements ......................................x
      Shareholder Transactions and Services...........................x
      Share Structure.................................................x
      Comparison of Corporate/Trust Structure.........................x

VOTING MATTERS........................................................x
      General Information.............................................x
      Shareholder and Board Approvals.................................x
         Table IV(A)..................................................x
         Table IV(B)..................................................x
      Quorum..........................................................x
      Annual Meeting and Shareholder Meetings.........................x

ADDITIONAL INFORMATION ABOUT NATIONS..................................x

ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON..........................x

FINANCIAL STATEMENTS..................................................x

OTHER BUSINESS........................................................x

SHAREHOLDER INQUIRIES.................................................x

APPENDICES     I        AGREEMENT AND PLAN OF REORGANIZATION

               II EXPENSE SUMMARIES OF PACIFIC HORIZON FUNDS AND THE CORRESPONDING NATIONS FUNDS

               III      INVESTMENT OBJECTIVES, LIMITATIONS AND
                        CERTAIN SIGNIFICANT INVESTMENT POLICIES
                        OF THE NATIONS FUNDS AND THE
                        CORRESPONDING PACIFIC HORIZON FUNDS

               IV       SHAREHOLDER TRANSACTIONS AND SERVICES
                        OF THE NATIONS FUNDS AND THE CORRESPONDING PACIFIC HORIZON FUNDS

               V        MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE

                                    FEE TABLES

      The following table shows, as of September 30, 1998, (i) the current annualized total expense ratio of the Pacific Horizon Funds before and after fee waivers and/or expense reimbursements and (ii) the PRO FORMA annualized total expense ratio of the corresponding Nations Funds, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements that will be in place upon consummation of the Reorganization. This table shows that the Nations Funds' PRO FORMA expense ratios, before waivers and reimbursements, are lower than those of the corresponding Pacific Horizon Funds and that taking into account voluntary waivers and reimbursements, they are higher than those of the corresponding Pacific Horizon Funds. Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix II.

                                      TABLE II

                              TOTAL EXPENSE INFORMATION

----------------------------------------------------------------------------------------------------------------------
PACIFIC HORIZON   TOTAL                CORRESPONDING             TOTAL        COMBINED FUND/SHARE         PRO FORMA
SHARE CLASS       OPERATING            NATIONS FUND/SHARE CLASS  OPERATING    CLASS POST-REORGANIZATION   TOTAL
                  EXPENSES                                       EXPENSES                                 OPERATING
                  BEFORE/                                        BEFORE/                                  EXPENSES
                  AFTER                                          AFTER                                    BEFORE/AFTER
                  WAIVERS                                        WAIVERS                                  WAIVERS
----------------------------------------------------------------------------------------------------------------------
Pacific Horizon Flexible Income Fund    Nations Diversified Income Fund       Nations Diversified Income Fund
  A Shares     1.38%/0.50%                Investor A Shares  1.07%/0.97%        Investor A Shares       1.07%/0.97%
  K Shares     2.13%/1.00%                Investor C Shares  1.82%/1.72%        Investor C Shares       1.82%/1.72%
----------------------------------------------------------------------------------------------------------------------
Pacific Horizon National Muncipal       Nations Municipal Income Fund         Nations Municipal Income Fund
Bond Fund                                 Investor A Shares  1.07%/0.80%        Investor A Shares       1.07%/0.80%
   A Shares    1.27%/0.50%
----------------------------------------------------------------------------------------------------------------------
Pacific Horizon Short-Term              Nations Short-Intermediate            Nations Short-Intermediate
Government Fund                         Government Fund                       Government Fund
   A Shares    1.02%/0.25%                Investor A Shares 0.85%/0.80%         Investor A Shares       0.85%/0.80%
----------------------------------------------------------------------------------------------------------------------


                                     SUMMARY

      The following is a summary of certain information relating to the proposed Reorganization. More complete information is contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of Pacific Horizon and Nations, and the Appendices attached hereto.

      PROPOSED REORGANIZATION. The Reorganization Agreement provides for: (1) the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund of equal value; (2) the distribution of the Nations Fund Shares to the shareholders of the Pacific Horizon Funds in liquidation of the Pacific Horizon Funds; and (3) the dissolution under state law and the deregistration under the 1940 Act, of Pacific Horizon. The Reorganization is subject to a number of conditions, including Pacific Horizon Fund shareholder approval.

      The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of the shares in the Reorganization. As a result of the proposed Reorganization, a Pacific Horizon Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Reorganization, Nations Fund Shares having a total dollar value equal to the total dollar value of the shares of the Pacific Horizon Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur in May 1999 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

      NBAI has advised Pacific Horizon and Nations Funds that NationsBank and its affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Fund of equal value at or shortly after Closing.

      OVERVIEW OF THE FUNDS. The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, substantially similar to those of their corresponding Nations Fund. There are, however, differences. For example, the weighted average maturity of the Pacific Horizon Short-Term Government Fund's portfolio typically ranges from one to two years, while the weighted average maturity of the Nations Short-Intermediate Government Fund's portfolio is typically between three and five years. As a result the share value of the Nations Short-Intermediate Government Fund may be more volatile. For additional information, see "Comparison of Pacific Horizon and Nations--Investment Objectives and Policies" and Appendix III.

      NationsBanc Advisors, Inc. ("NBAI") currently serves as the investment adviser to the Nations Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") currently serves as investment sub-adviser to the Nations Funds. Bank of America National Trust and Savings Association ("Bank of America") currently serves as the investment adviser to the Pacific Horizon Funds. NBAI, TradeStreet and Bank of America are wholly owned subsidiaries of BankAmerica Corporation. Each Nations Fund's contractual advisory fee is higher than the corresponding Pacific Horizon Fund's contractual advisory fee, though advisory fees are only one type of fees and expenses paid by mutual funds. Total operating expenses (before waivers and reimbursements) are lower for each Nations Fund compared with its corresponding Pacific Horizon Fund; total operating expenses (after waivers and reimbursements) are higher for each Nations Fund. For a more detailed summary of fees and expenses, see Appendix II. The Pacific Horizon Funds and Nations Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Nations Funds, including NBAI, TradeStreet and other service providers to the Nations Funds, see the Nations Fund prospectus accompanying this Proxy/Prospectus.

      The purchase, redemption, dividend and other policies and procedures of the Pacific Horizon Funds and the Nations Funds are generally similar. See "Comparison of Pacific Horizon and Nations--Shareholder Transactions and Services" and -- "Share Structure" and Appendix IV to this Proxy/Prospectus. PLEASE NOTe THAT NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS OF THE PACIFIC HORIZON FUNDS AS A RESULT OF THE ISSUANCE OF SHARES IN THE EXCHANGE OF SHARES IN THE REORGANIZATION.

      FEDERAL INCOME TAX CONSEQUENCES. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Pacific Horizon Funds, the Nations Funds or their respective shareholders. The sale of securities by the Pacific Horizon Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. See "The Reorganization Agreement--Federal Income Tax Considerations" for additional information.

      PACIFIC HORIZON AND NATIONS BOARD CONSIDERATION. During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Nations Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including Pacific Horizon funds not part of this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. For additional information, see "The Reorganization--Pacific Horizon Board Consideration."

      [Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Pacific Horizon, including all of the non-interested members of the Board, determined that the proposed Reorganization is in the best interests of the shareholders of each class of each Pacific Horizon Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization. PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT PACIFIC HORIZON FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.]

      After considering the relevant factors, the Nations Board similarly found that participation in the Reorganization is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

      PRINCIPAL RISK FACTORS. Because of the general similarities of the investment objectives, policies and restrictions of the Pacific Horizon Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are similar to those of the corresponding Pacific Horizon Fund.

      An investment in each of the Pacific Horizon Funds and Nations Funds involves risks typically associated with investing in a portfolio of fixed-income securities, including both interest rate risk and credit risk. Interest rate risk is the risk that the value of a security will tend to decrease when market interest rates rise and increase when market interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to market interest rate movements. Therefore, because the weighted average maturity range of the Pacific Horizon Short-Term Government Fund typically is less than that of Nations Short-Intermediate Government Fund, the share price of the Nations Fund is likely to fluctuate more in response to market interest rate changes than that of the Pacific Horizon Fund.

      Credit risk is the risk that the issuer of a fixed-income instrument will be unable to pay principal or interest when due. Credit risk exposure is substantially similar across Fund pairings, except that Nations Short-Intermediate Government Fund is subject to less credit risk than the Pacific Horizon Short-Term Government Fund because the Nations Fund typically invests fully in U.S. Government obligations, whereas the Pacific Horizon Fund may invest up to 35% of its assets in corporate bonds.

      VOTING INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Pacific Horizon's Board of Directors. Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

                                THE REORGANIZATION

      Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix I.

      The proposed Reorganization is expected to benefit Pacific Horizon Fund shareholders by, among other things:

(i) Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

(ii) Offering access to a broader array of investment products, including a line of fund-of-funds, and investment services including a mutual fund marketplace;

(iii)       Offering enhanced access and servicing arrangements; and

(iv) Providing opportunities for enhanced returns through combined investment portfolios.

      DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that, at the Closing, the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Pacific Horizon Funds will be transferred to Nations in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds, as shown in Table I (see page xx of this Proxy/Prospectus).

      The Shares issued by each Nations Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Pacific Horizon Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Pacific Horizon Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Pacific Horizon Fund. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Pacific Horizon Fund shares. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the number of Nations Fund Shares distributed to that shareholder. The Shares issued in the Reorganization will be in uncertificated form. NBAI has advised Pacific Horizon and Nations Funds that NationsBank and its affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Fund of equal value at or shortly after Closing.


      As indicated above, shareholders of other Pacific Horizon funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those Pacific Horizon funds into designated classes of corresponding portfolios of Nations Fund, Inc. and Nations Institutional Reserves--other registered investment companies that, together with Nations, comprise a significant part of the "Nations Funds Family." Please note that a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Pacific Horizon into the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other Pacific Horizon funds are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Pacific Horizon Funds will be redeemed and canceled in exchange for shares of the Nations Funds Family, and Pacific Horizon will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolved under Maryland law.

      The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Pacific Horizon Fund shareholders; approval of the Reorganization of Pacific Horizon by a majority of all the shares of the funds of Pacific Horizon voting in the aggregate; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Pacific Horizon that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from independent accountants regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon funds does not approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

      The Reorganization Agreement also provides that NBAI has agreed to assume all customary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Pacific Horizon and Nations, or by either Nations or Pacific Horizon under certain conditions; and that officers of Nations and of Pacific Horizon may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to the shareholders of any Pacific Horizon Fund without obtaining the Pacific Horizon Fund shareholders' further approval.

      PACIFIC HORIZON BOARD CONSIDERATION. At meetings held on July 26 and 27, 1998, the Pacific Horizon Board of Directors was advised that Bank of America and NBAI were considering recommending a consolidation of Pacific Horizon with the Nations Fund Family following the September 30, 1998 merger of NationsBank Corporation with BankAmerica Corporation. The Pacific Horizon Board then met again on October 27th-28th, November 23rd, December 7th and December 14th and January ___ to consider the Reorganization proposal offered by management of Nations, NBAI and its affiliates. In preparation for each meeting, the Directors were provided with detailed information about the Reorganization, the Nations Funds and NBAI. These materials summarized the principal features of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Pacific Horizon Directors received comparative information about the Pacific Horizon Funds and the corresponding Nations Funds, including but not limited to the following matters: (1) investment objectives and policies; (2) advisory distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including pro forma expenses relative to peer groups and (4) performance relative to peer groups. The Pacific Horizon directors were also provided with information about NationsBank and its investment advisory organizations, including information regarding those individuals or teams of individuals with responsibility for managing each Nations Fund.

      The Reorganization was unanimously approved by the Pacific Horizon Board of Directors on January ___, 1999.

      During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Nation Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including Pacific Horizon funds not part of this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI.

      With respect to each Nations Fund, Pacific Horizon's Directors further noted that the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding Pacific Horizon Funds before the Reorganization. It also noted that NBAI would assume all customary expenses associated with the Reorganization and that it would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the Reorganization, the Nations Funds total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent extraordinary circumstances or a reduction in Fund assets that impacts expense levels.

      After consideration of the foregoing and other factors, the Pacific Horizon Directors unanimously determined that the Reorganization is in the best interest of the shareholders of each Pacific Horizon Fund, and that the interest of the shareholders of each Pacific Horizon Fund will not be diluted as a result of such Reorganization.

      CAPITALIZATION. The following table sets forth, as of September 30, 1998:
(1) the capitalization of each of the Pacific Horizon Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the PRO FORMA capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization. The capitalization of each Pacific Horizon Fund and Nations Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Pacific Horizon Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing.

                                    TABLE III

                    CAPITALIZATION (AS OF SEPTEMBER 30, 1998)

      1. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon Flexible Income Fund with Nations Diversified Income Fund.

-----------------------------------------------------------------------------
                              NET ASSET
                              TOTAL NET         SHARES           VALUE
                                ASSETS        OUTSTANDING      PER SHARE
-----------------------------------------------------------------------------
Pacific Horizon Flexible
     Income Fund             $38,320,503       2,276,077           $16.84
     Class A                    $470,758          27,942            16.85
     Class K
-----------------------------------------------------------------------------
Nations Diversified Income
     Fund                    $13,154,000       1,225,596           $10.73
     Investor A               $1,624,000         151,435            10.73
     Investor C
-----------------------------------------------------------------------------
PRO FORMA Combined Fund
     Class A/Investor A      $51,474,503        4796,938           $10.73
     Class K/Investor C        2,094,758         195,308            10.73
-----------------------------------------------------------------------------
      2. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon National Municipal Bond Fund with Nations Municipal Income Fund.

-----------------------------------------------------------------------------
                               TOTAL NET        SHARES        NET ASSET VALUE
                                 ASSETS       OUTSTANDING        PER SHARE
-----------------------------------------------------------------------------
Pacific Horizon National
   Municipal Bond Fund
   Class A                    $21,503,672      2,009,639           $10.70
-----------------------------------------------------------------------------
Nations Municipal Income
   Fund
   Investor A                 $24,183,000      2,071,605           $11.67
-----------------------------------------------------------------------------
PRO FORMA Combined Fund
   Class A/Investor A         $45,686,672      3,914,250           $11.67
-----------------------------------------------------------------------------

      3. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon Short-Term Government Fund with Nations Short-Intermediate Government Fund.

-----------------------------------------------------------------------------
                               TOTAL NET         SHARES       NET ASSET VALUE
                                 ASSETS        OUTSTANDING      PER SHARE
-----------------------------------------------------------------------------
Pacific Horizon Short-Term
    Government Fund
    Class A                   $21,732,313     2,152,873            $10.09
-----------------------------------------------------------------------------
Nations Short-Intermediate
    Government Fund
    Investor A                $49,653,000    11,807,460             $4.21
-----------------------------------------------------------------------------
Pro Forma Combined Fund
    Class A/Investor A        $71,385,313    16,969,530             $4.21
-----------------------------------------------------------------------------

      FEDERAL INCOME TAX CONSIDERATIONS. Each Nations Fund and each Pacific Horizon Fund intends to qualify as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Pacific Horizon Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

      Consummation of the Reorganization with respect to each Pacific Horizon Fund and the corresponding Nations Fund is subject to the condition that Pacific Horizon and Nations receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the Fund Assets and Liabilities of a Pacific Horizon Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Pacific Horizon Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Pacific Horizon Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Pacific Horizon Fund upon the transfer of its Fund Assets and Liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the Fund Assets and assumption of Liabilities of the Pacific Horizon Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Fund Assets received by the

Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Pacific Horizon Fund immediately prior to the Reorganization; (v) the holding period of the Pacific Horizon Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Pacific Horizon Fund; (vi) no gain or loss will be recognized by the Pacific Horizon Fund on the distribution to its shareholders of the Nations Fund Shares; (vii) no gain or loss will be recognized by the shareholders of the Pacific Horizon Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Pacific Horizon Fund;
(viii) the basis of the Nations Fund Shares received by the shareholders of the Pacific Horizon Fund will be the same as the basis of the Pacific Horizon Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Pacific Horizon Fund shareholders will include the period during which such shareholders held the Pacific Horizon Fund shares surrendered in exchange therefor, provided that such Pacific Horizon Fund shares are held as a capital asset in the hands of the Pacific Horizon Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Pacific Horizon Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Pacific Horizon Funds should note, however, that the sale of securities by the Pacific Horizon Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

      Nations and Pacific Horizon have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

      OTHER MATTERS. Under a retirement plan approved by the Pacific Horizon Board, each Pacific Horizon Director who has been in office for a specified period of time is entitled to retirement benefits following death, resignation or termination. The payment terms and the formula for calculating the amount of the retirement benefits are set forth in Pacific Horizon's statement of additional information. Because the Reorganization contemplates the dissolution of Pacific Horizon, it is being considered a termination with respect to those Directors who are not succeeding to the Nations Board. Such Directors will, therefore, receive retirement benefits following the Reorganization.

                    COMPARISON OF PACIFIC HORIZON AND NATIONS

      INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, substantially similar to those of their corresponding Nations Fund. They are summarized in Appendix III. There are, however, certain differences. A brief summary of the more significant differences follows.

      PACIFIC HORIZON FLEXIBLE INCOME FUND/NATIONS DIVERSIFIED INCOME FUND. While the Pacific Horizon Fund may invest up to 35% of its assets in mortgage-backed securities, the corresponding Nations Fund may not invest more than 25% of its assets in such securities. In addition, while the Pacific Horizon Fund may invest up to 20% of its assets in foreign securities, the corresponding Nations Fund may invest up to 25% of its assets in such securities.

      PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND/NATIONS MUNICIPAL BOND FUND. While under normal market conditions the Pacific Horizon Fund will invest at least 65% of its assets in municipal obligations, the corresponding Nations Fund invests at least 80% of its assets in such obligations. In addition, the Pacific Horizon Fund may invest up to 35% of its assets in below-investment grade debt, or "junk bonds," while the corresponding Nations Fund may not invest in such securities.

      PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND/NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND. While the Pacific Horizon Fund may invest up to 35% of its assets in mortgage-backed securities, the corresponding Nations Fund will not invest more than 25% of its assets in such securities. In addition, while the Pacific Horizon Fund invests up to 35% of its assets in corporate bonds, the corresponding Nations Fund typically remains fully invested in U.S. Government obligations. Under normal circumstances, it is expected that the average weighted maturity of the Pacific Horizon Fund's investments will range from one to two years, while it is expected that the Nations Fund portfolio's average weighted maturity will be between three and five years and its duration will not exceed five years.

      The investment objectives, strategies and policies of the Pacific Horizon Funds and Nations Funds are more fully discussed in Appendix III. Additional information about the investment policies and restrictions of the Nations Funds and the Pacific Horizon Funds is included in their respective prospectuses and statements of additional information, which have been incorporated herein by reference.

      MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE. A discussion by Fund management of the Nations Funds' recent performance can be found at Appendix V.

      INVESTMENT ADVISORY SERVICES. Currently NBAI serves as investment adviser to the Nations Funds and TradeStreet serves as investment sub-adviser to the Nations Funds. Both NBAI and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is an indirect wholly owned banking subsidiary of BankAmerica Corporation. The Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of the Nations Diversified Income Fund and Nations Short-Intermediate Government Fund. The Municipal Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Income Fund.

      NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Nations Diversified Income and Municipal Income Funds and at the annual rate of 0.30% of the average daily net assets of Nations Short-Intermediate Government Fund. (Although contractual advisory fee rates for each Nations Fund are currently 0.10% higher with respect to the Diversified Income Fund and Municipal Income Fund and 0.30% higher with respect to the Short-Intermediate Government Fund than those stated in this Appendix II, the contractual rates shown throughout this Proxy/Prospectus will become effective at the time of the Reorganization.) After waivers currently in effect, NBAI is receiving advisory fees at the annual rates of 0.40%, 0.28% and 0.30%, of the average daily net assets Nations Diversified Income Fund, Nations Intermediate Municipal Bond Fund and Nations Short-Intermediate Government Bond Fund, respectively. For services provided pursuant to an investment sub-advisory agreement, NBAI pays TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of Nations Diversified Income Fund and Nations Short-Intermediate Government Fund, and 0.07% of the average daily net assets of Nations Municipal Income Fund.

      Bank of America serves as investment adviser to the Pacific Horizon Funds. Like NBAI and TradeStreet, Bank of America is also an indirect wholly owned subsidiary of BankAmerica Corporation. With respect to the Pacific Horizon Funds, Bank of America is currently entitled to receive a fee at the annual rate of 0.45%, 0.35% and 0.25% of the average daily net assets of the Flexible Income Fund, National Municipal Bond Fund and Short-Term Government Fund, respectively.

                        Other Service Providers for the
                    Pacific Horizon Funds and Nations Funds

      Pacific Horizon Funds and Nations Funds have different services providers. Upon completion of the Reorganization, Nations Funds will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                           Pacific Horizon Funds                 Nations Funds
                           ---------------------                 -------------
Distributor               Provident Distributors, Inc.      Stephens Inc.

Administrator             Bank of America                   Stephens Inc. and NationsBanc
                                                            Advisors, Inc.

Sub-Administrator         PFPC, Inc.                        The Bank of New York

Transfer Agent            PFPC, Inc.                        First Data Investor
                                                            Services Group, Inc.

Sub-Transfer Agent        N/A                               The Bank of New York

Custodian                 The Bank of New York              The Bank of New York
                          (National Municipal Bond
                          Fund Only)

                          PFPC Trust Company (All
                          Others)

Independent Accountants   PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP

      [Stephens currently serves as the Nations Funds' distributor. Pursuant to
Section 9(a) of the 1940 Act, Stephens could be disqualified from serving as such. The SEC has granted a temporary exemption from the provisions of Section 9(a). Stephens has applied for a permanent exemption and anticipates receiving such an exemption shortly.]

      DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE PACIFIC HORIZON FUNDS

      A SHARES. Pacific Horizon has adopted a Shareholder Services Plan for A Shares, under which the A Shares of each Pacific Horizon Fund reimburse Pacific Horizon's distributor--Provident Distributors, Inc. ("Provident") - for shareholder servicing fees that Provident pays to various service organizations whose customers own A Shares. Payments made under the Shareholder Services Plan for A Shares, also cover shareholder services provided by Provident and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. Class A Shares charge a front-end sales load. The maximum front-end sales load charged for each Pacific Horizon Fund's A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Investor A Shares of the corresponding Nations Funds, are described in Appendix III. Certain purchases of A Shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specific time period after purchase; Investor A shares of the corresponding Nations Funds received in exchange for such shares will be subject to the same CDSC if redeemed within the specified time period. All former A Share shareholders will be credited for the period of time from the original date of purchase of other shares for purposes of determining the amount of their CDSC, if any.

      K SHARES. Pacific Horizon also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which K Shares of a Pacific Horizon Fund reimburse Provident for services rendered and costs incurred in connection with distribution of K Shares. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' K Shares; payments to service organizations for assistance in connection with the distribution of K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes and distributed to existing shareholders). Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's K Shares.

      Pacific Horizon also has adopted an Administrative and Shareholder Services Plan for K Shares, under which K Shares of a Pacific Horizon Fund reimburse Provident for administrative and shareholder servicing fees that Provident pays to various services organizations whose customers own K Shares. Administrative servicing expenses include expenses incurred in connection with administrative services provided by Provident and payments to service organizations for the provision of administrative services to beneficial owners of K shares, such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Funds necessary for accounting or sub-accounting and providing statements periodically to clients showing their position in K Shares. Under the Administrative and Shareholder Services Plan, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's K Shares, and payments for administrative servicing expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's K Shares.

      The total of all fees under the distribution plan and the administrative and shareholder services plan may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's K Shares.

      DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE NATIONS FUNDS.

      INVESTOR A SHARES. Nations has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay its distributor, Stephens Inc. ("Stephens"), banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.25% (annualized) of the average daily net asset value of the Investor A Shares. Investor A Shares charge a front-end sales load. The maximum front-end sales load charged for each Nations Fund's Investor A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Class A Shares of the corresponding Pacific Horizon Funds, are described in Appendix III and the accompanying Prospectus(es).

      INVESTOR C SHARES. Nations has adopted a Distribution Plan with respect to Investor C Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees of Nations, provided that the annual rate may not exceed 0.75% of the average daily net assets of the Funds' Investor C Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor C Shares. The Trustees of Nations also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares.

      Investor C Shares purchased after January ___, 1999 are subject to a CDSC of 1% if redeemed within one year of purchase. However, no CDSC will apply to Investor C Shares issued in the Reorganization.

      [ADMINISTRATION AGREEMENTS. The Pacific Horizon Funds have entered into an administration agreement with Bank of America. Stephens Inc. ("Stephens") serves as administrator to Nations Funds pursuant to an administration agreement. Effective December 1, 1998, NBAI began serving as co-administrator to Nations Funds with Stephens, and The Bank of New York began serving as sub-administrator. Under the new administration arrangements, which will become effective for the Nations Funds on a Fund by Fund basis during the fourth quarter of 1998 and first quarter of 1999, Stephens and NBAI provide various administrative, accounting and corporate secretarial services and The Bank of New York assists NBAI in performing certain administrative and accounting services.]

      SHAREHOLDER TRANSACTIONS AND SERVICES. The Pacific Horizon Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. There are however, some differences. For example, the minimum initial investment for A and K Shares of the Pacific Horizon Funds is generally $500 while the minimum initial investment for the corresponding Investor A Shares and Investor C Shares of the Nations Funds, respectively, is generally $1,000. Also, redemptions from a Pacific Horizon Fund Account generally requires a $500 minimum balance, while Nations requires a $1,000 minimum balance. Another difference is that Pacific Horizon provides check-writing privileges on all A and K Shares, while Nations does not provide check-writing privileges on Investor A and Investor C Shares of the Nations Funds (although Nations does provide check-writing privileges on certain shares of its money market funds). Additionally, Nations does not offer Teletrade--a service currently offered Pacific Horizon Fund shareholders that allows shareholders to authorize electronic transfers of money to purchase shares in or redeem shares from an established Fund account. For a detailed comparison of shareholder transactions and services see Appendix IV.

      FEES AND EXPENSES. Certain Pacific Horizon Fund service providers currently waive fees and/or reimburse expenses. For example, Bank of America currently waives all of the fees that it is entitled to receive for providing investment advisory services to the Pacific Horizon Funds. This subsidization results in Bank of America and other service providers furnishing services to the Funds at a loss.

      The subsidization has benefited Pacific Horizon Fund shareholders in that they have enjoyed total operating expenses below the median ratios of other comparable mutual funds. Bank of America has informed Pacific Horizon that Bank of America would have reduced this subsidization as the Funds reached larger asset levels, such as the asset levels that will likely be attained by the Nations Funds after the Reorganization. NBAI has informed Pacific Horizon that for this reason, NBAI will not waive fees or reimburse expenses to the same extent as Bank of America has for the Pacific Horizon Funds.

      Due to reductions in waivers and/or reimbursements, Pacific Horizon Funds shareholders are expected to experience higher total fund operating expenses after the Reorganization. It is important, however, to consider that all total operating expense ratios for the Nations Funds are within industry norms. Moreover, NBAI has undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year from the Reorganization, the Nations Funds' total operating expense ratios will not exceed the PRO FORMA after waiver ratios shown in Table II above, absent extraordinary circumstances or a reduction in Fund assets that impacts expense levels. For detailed PRO FORMA expense information, see Appendix II.

      SHARE STRUCTURE. Both Pacific Horizon and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Pacific Horizon offers seventeen funds. The Nations Fund complex, which includes numerous registered investment companies, will offer over seventy funds immediately after the Reorganization.

      Pacific Horizon was organized as a Maryland corporation on October 27, 1982. It is subject to the provisions of its Charter and By-Laws. Nations was organized as a Massachusetts business trust on May 6, 1985 and is subject to the provisions of its Declaration of Trust, as amended and supplemented, and By-Laws. Pacific Horizon's charter documents authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.001 par value per share) and to classify and reclassify any authorized and unissued shares into one or more classes of shares. Shares of Nations Funds are sold without par value, and each share represents an equal proportionate interest in a portfolio of Nations with other shares of the same class. Nations Fund's Declaration of Trust authorizes the Board of Trustees to classify shares into one or more series of classes. Shares of both the Pacific Horizon Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

      Pacific Horizon Fund shareholders generally have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors).

      In accordance with Nations' Agreement and Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except (1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees for Nations.

      Additional information concerning the attributes of the shares issued by the Pacific Horizon Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Pacific Horizon Funds and Nations Funds can be found in Appendix IV.

      COMPARISON OF CORPORATE/TRUST STRUCTURE. As noted, Pacific Horizon is organized as a Maryland corporation and Nations is organized as a Massachusetts business trust. In general, the charter documents governing Pacific Horizon are similar to those documents governing Nations. Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interest holder of a Massachusetts business trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, I.E., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

      It should be noted that under Maryland law, Pacific Horizon Fund shareholders have no personal liability for Pacific Horizon's acts or obligations. By contrast, under Massachusetts law, interest holders of a Massachusetts business trust like Nations could, under certain circumstances, be held personally liable for the obligations of the trust. However, Nations has provisions in its Declarations of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interest holder incurring a financial loss on account of interest holder liability is limited to circumstances in which the trust itself is unable to meet its obligations, a circumstance whose likelihood is considered remote.

                                  VOTING MATTERS

      GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Directors of Pacific Horizon. It is expected that the solicitation of proxies will be primarily by mail. [OFFICERS AND SERVICE CONTRACTORS OF PACIFIC HORIZON AND NATIONS ALSO MAY SOLICIT PROXIES BY TELEFACSIMILE, TOUCHTONE VOTING AND ON-LINE VOTING.] In this connection, Pacific Horizon has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) 388-2641; or (3) by touchtone voting at (800) 690-6903; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

      Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI.

      Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. On that date, the following Pacific Horizon Shares were outstanding and entitled to be voted.


NAME OF PACIFIC HORIZON FUND AND CLASS     SHARES ENTITLED TO VOTE
--------------------------------------     -----------------------

FLEXIBLE INCOME FUND
     A Shares
     K Shares

NATIONAL MUNICIPAL BOND FUND
     A Shares

SHORT-TERM GOVERNMENT FUND
     A Shares

      Each whole and fractional share of a Pacific Horizon Fund is entitled to a whole or fractional vote.

      If the accompanying proxy is executed and returned in time for the Meeting, the Shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

      SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meeting by Pacific Horizon's shareholders pursuant to Pacific Horizon's Charter and By-Laws, and was approved by the Pacific Horizon Board of Directors at a meeting held on January ___, 1999. The Reorganization Agreement must be approved by a majority of the outstanding shares of the Pacific Horizon Funds voting separately on a portfolio-by-portfolio basis and the reorganization of Pacific Horizon contemplated therein must be approved by a majority of the shares outstanding and entitled to vote, voting in the aggregate, of all the series of Pacific Horizon, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Pacific Horizon; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Pacific Horizon. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Pacific Horizon seeking the approval of similar agreements and plans of reorganization and also Pacific Horizon's reorganization.

      The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Pacific Horizon Funds, the failure of a Pacific Horizon Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Pacific Horizon Funds. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon series voting in the aggregate does not vote to approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

      With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Pacific Horizon or a Pacific Horizon Fund means more than 50% of the outstanding shares of Pacific Horizon or the particular Pacific Horizon Fund. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

      As of January 14, 1999, the officers and Directors of Pacific Horizon as a group owned less than 1% of any Pacific Horizon Funds. As of January 14, 1999, the officers and Trustees of Nations as a group owned less than 1% of any Nations Fund. Table IV(A) shows the name, address and share ownership of each person known to Pacific Horizon to have beneficial or record ownership with respect to 5% or more of a class of a Pacific Horizon Fund as of January 14, 1999. Table IV(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of January 14, 1999.

                                   TABLE IV(A)

                                 CLASS;
                               AMOUNT OF
 PACIFIC                        SHARES                           PERCENTAGE
 HORIZON         NAME         OWNED; TYPE  PERCENTAGE PERCENTAGE  OF FUND
   FUND      AND ADDRESS     OF OWNERSHIP   OF CLASS   OF FUND  POST-CLOSING
   ----      -----------     ------------   --------   -------  ------------

                                   TABLE IV(B)

                                CLASS;
                               AMOUNT OF
                                SHARES                           PERCENTAGE
 NATIONS         NAME         OWNED; TYPE  PERCENTAGE PERCENTAGE  OF FUND
   FUND      AND ADDRESS     OF OWNERSHIP   OF CLASS   OF FUND  POST-CLOSING
   ----      -----------     ------------   --------   -------  ------------

      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

      Nations and Pacific Horizon have been advised by Bank of America that the shares of each Pacific Horizon Fund over which Bank of America and its affiliates have voting power may be voted: by Bank of America itself in its capacity as fiduciary; by Bank of America pursuant to instruction from underlying beneficial holders; or by one or more independent fiduciaries.

      QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by one or more of the Pacific Horizon Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, after the date set for the original Meeting without notice except announcement at the Meeting, but, under Maryland law, no more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Pacific Horizon Funds (but not the other Pacific Horizon Funds) on some or all matters before any such adjournment(s) if a quorum and sufficient votes have been received for approval.

      A quorum is constituted with respect to Pacific Horizon or a Pacific Horizon Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Pacific Horizon or the Pacific Horizon Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

      ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Nations nor Pacific Horizon presently intends to hold annual meetings of shareholders for the election of directors/trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Pacific Horizon or Nations have the right to call a meeting of shareholders.

                       ADDITIONAL INFORMATION ABOUT NATIONS

      Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1998, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

      Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

      Information included in this Proxy/Prospectus concerning Nations was provided by Nations.

                   ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON

      Additional information about the Pacific Horizon Funds is included in their prospectuses and statements of additional information, dated July 1, 1998 as supplemented through the date hereof, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Pacific Horizon at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Pacific Horizon can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Pacific Horizon listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

      Information included in this Proxy/Prospectus concerning Pacific Horizon was provided by Pacific Horizon.


                               FINANCIAL STATEMENTS

      The unaudited financial statements and financial highlights for shares of the Nations Funds for the semi-annual period ended September 30, 1998 are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Pacific Horizon Fund for the semi-annual period ended August 31, 1998 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

      The annual financial statements and financial highlights of the Nations Funds for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

        The annual financial statements and financial highlights of the Pacific Horizon Funds for the year ended February 28, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                  OTHER BUSINESS

      Pacific Horizon's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to Pacific Horizon or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                               *        *        *

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

      PACIFIC HORIZON WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS FEBRUARY 28, 1998 ANNUAL REPORTS, OR AUGUST 31, 1998 SEMI-ANNUAL REPORTS, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PACIFIC HORIZON FUNDS AT P.O. BOX 8968, WILMINGTON, DE 19899 OR BY TELEPHONE AT 1-800-346-2087.

                                    APPENDIX I
                                FORM OF AGREEMENT
                                       AND
                              PLAN OF REORGANIZATION


            THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this _____ day of _______, 1999, by and between Nations Fund Trust ("Nations Funds"), a Massachusetts business trust, for itself and on behalf of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds"), each a portfolio of Nations Funds, and Pacific Horizon Funds, Inc. ("Pacific Horizon Funds"), a Maryland corporation, for itself and on behalf of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of Pacific Horizon Funds.

            In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that each Reorganization (as defined herein) qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Funds and the Acquired Funds qualify as a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

            In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.    REORGANIZATION OF ACQUIRED FUNDS

      1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities (as defined in paragraph 1.3). Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

      1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

      1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

      1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Pacific Horizon Funds to indemnify Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the Pacific Horizon Funds' Charter, as in effect as of the date of this Agreement and any obligations of the Pacific Horizon Funds to pay any retirement benefits to current and former Directors pursuant to Pacific Horizon Fund's retirement plan ("Liabilities"). Without limiting the foregoing, each Acquired Fund agrees that all rights to indemnification and retirement benefits and all limitations of liability existing in favor of the Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, under Pacific Horizon Funds' Charter as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Nations Funds, its successors or assigns. The Liabilities assumed by Nations Funds, its successors or assigns, on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

      1.4. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Closing(s).

      1.5. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Pacific Horizon Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of common stock of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

      1.6. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

      1.7. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Pacific Horizon Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Pacific Horizon Funds shall remain the exclusive responsibility of Pacific Horizon Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9. Subject to the provisions of Section 1.8 and comparable provisions of similar Agreements and Plans of Reorganizations being entered into between Pacific Horizon Funds and Nations Institutional Reserves and Nations Funds, Inc., at an appropriate time as determined by Pacific Horizon Funds, upon the advice of counsel, Pacific Horizon Funds will be dissolved under the laws of the State of Maryland.

      1.8. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Funds and Pacific Horizon Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2.    VALUATION

      2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Pacific Horizon Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations

              Funds and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Pacific Horizon Funds, provided that such determination shall be subject to the approval of Nations Funds. Pacific Horizon Funds and Nations Funds agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Pacific Horizon Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

      2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3.    CLOSING(S) AND CLOSING DATE

      3.1. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall execute and file Articles of Transfer, effective as of the Closing(s) with respect to the transactions contemplated hereby with the Department of Assessments and Taxation of the State of Maryland (the "Department of Assessments"). The Closing for the Acquiring Funds and their corresponding Acquired Fund(s), shall occur on May 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

      3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Custodian, pursuant to instruction to be delivered prior to the Closing(s).

      3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Funds and Pacific Horizon Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      3.4. With respect to each Acquired Fund, Pacific Horizon Funds shall provide Nations Funds and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Pacific Horizon Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

      3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Pacific Horizon Funds.

4.    COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

      4.1. Pacific Horizon Funds has called or will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Pacific

              Horizon Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Funds and Pacific Horizon Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Funds has furnished or will furnish Pacific Horizon Funds, with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

      4.2. Pacific Horizon Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

      4.3. Pacific Horizon Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

      4.4. Subject to the provisions hereof, Nations Funds, on its own behalf and on behalf of each Acquiring Fund, and Pacific Horizon Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

      4.5. Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Pacific Horizon Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Funds, on behalf of each Acquiring Fund, a statement certified by an officer of Pacific Horizon Funds of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to Section 381 of the Code.

      4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective

              Amendment") to its registration statement on Form N-1A (File Nos. 33-33144; 811-6030), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. In addition, Nations Funds, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Pacific Horizon Funds and the prospectuses of the Acquiring Funds of Nations Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). Pacific Horizon Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

      4.7. As soon after the Closing Date as is reasonably practicable, Pacific Horizon Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

      4.8. With respect to each Acquiring Fund, Nations Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

      4.9. With respect to each Acquired Fund, Pacific Horizon Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, up to the Closing Date.

      4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Pacific Horizon Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to Section 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between Pacific Horizon Funds and Nations Institutional Reserves and Nations Funds, Inc., Pacific Horizon Funds shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file Articles of Dissolution for recordation with the Department of Assessments, and shall take, in accordance with Maryland General Corporation Law, all other steps necessary and proper to effect its complete dissolution.

      4.11. Nations Fund, on behalf of each Acquiring Fund, shall use its best efforts to satisfy the conditions of the statutory exemption set forth in Section 15(f) of the 1940 Act, as an assumption of the stated expectation of the Pacific Horizon Funds as set forth in the proxy statement of Pacific Horizon Funds dated May 15, 1998.


5.    REPRESENTATIONS AND WARRANTIES

      5.1. Nations Funds, on behalf of itself and each Acquiring Fund, represents and warrants to the Pacific Horizon Funds as follows:

              5.1.a. Nations Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds business as currently conducted by Nations Funds and as described in the current prospectuses of Nations Funds; Nations Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

              5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Funds for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Funds' Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Funds is a party or by which its properties or assets are bound;

              5.1.d. Except as previously disclosed in writing to the Pacific Horizon Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Funds' knowledge, threatened against Nations Funds or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Funds or an Acquiring Fund's financial condition or the conduct of their business, and Nations Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

              5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Funds and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

              5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Funds and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

              5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

              5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Funds with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

              5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

              5.1.j. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of and for the year ended March 31, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquired Fund), and the unaudited Statement of Net Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of and for the six-month period ended September 30, 1998 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund known to Nations Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

              5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

              5.1.l. All federal and other tax returns and reports of Nations Funds and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Funds on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

              5.1.m. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

              5.1.n. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

      5.2. Pacific Horizon Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Funds as follows:

              5.2.a. Pacific Horizon Funds was duly incorporated under the laws of the State of Maryland for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and its Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds business as currently conducted by Pacific Horizon Funds and as described in the current prospectuses of Pacific Horizon Funds; Pacific Horizon Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

              5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

              5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Pacific Horizon Funds' Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Pacific Horizon Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

              5.2.d. Except as previously disclosed in writing to Nations Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Pacific Horizon Funds' knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and Pacific Horizon Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

              5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended February 28, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquiring Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Funds as of and for the six-month period ended August 31, 1998 (copies of which have been or will be furnished to the corresponding Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Pacific Horizon Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

              5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

              5.2.g. All federal and other tax returns and reports of Pacific Horizon Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Pacific Horizon Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Pacific Horizon Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

              5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

              5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Pacific Horizon Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

              5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

              5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Pacific Horizon Funds and the Directors, and this Agreement constitutes a valid and binding obligation of Pacific Horizon Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

              5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Pacific Horizon Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Pacific Horizon Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Pacific Horizon Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

              5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by Pacific Horizon Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

            The obligations of Pacific Horizon Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Funds, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

      6.1. All representations and warranties of Nations Funds with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

      6.2. Nations Funds, on behalf of each Acquiring Fund, shall have delivered to Pacific Horizon Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Funds' President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Pacific Horizon Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Funds with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

      6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

              6.3.a. Nations Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

              6.3.b. each Acquiring Fund is a portfolio of Nations Funds, which is a company duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds' business as described in the current prospectuses of Nations Funds;

              6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Funds and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Funds enforceable against Nations Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

              6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

              6.3.e. the N-1A Post-Effective Amendment and the Registration Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

              6.3.f. except for the filing of Articles of Transfer pursuant to Maryland law no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Funds of the Reorganization with respect to each Acquiring Fund;

              6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Funds, and each Acquiring Fund, do not violate or result in a violation of the Nations Funds Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Funds is now bound or to which it is now a party;

              6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Funds or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Funds or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

                      6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Funds or an Acquiring Fund or any of their properties or assets and neither Nations Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

      6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

      6.5. With respect to each Acquiring Fund, the Board of Trustees of Nations Funds, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

      6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Funds, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of Pacific Horizon Funds, covering the actions of such Directors and officers of Pacific Horizon Funds for the period they served as such.

      6.7. NBAI shall have delivered to Pacific Horizons Fund, no later than April 15, 1999, a certificate, in form and substance reasonably satisfactory to Pacific Horizon Funds, to the effect that NBAI believes that, as of such date, The Bank of New York ("BONY") is capable of satisfactorily providing accounting services for the Acquired Funds and Acquiring Funds, on a combined basis, following the Reorganization ("Accounting Services"). Such certificate shall be based on a certificate from BONY to NBAI to the effect that BONY is capable of satisfactorily providing the Accounting Services.

      6.8. Stephens Inc., the principal underwriter for the Nations Funds, no later than the Closing Date, shall have received an exemptive order under Section 9(c) of the 1940 Act, authorizing such company to serve as the principal underwriter for the Nations Funds, or otherwise shall be authorized to serve in such capacity.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

            The obligations of Nations Funds to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Pacific Horizon Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of Pacific Horizon Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      7.2. Pacific Horizon Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Pacific Horizon Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Pacific Horizon Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

      7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Pacific Horizon Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

              7.3.a. Pacific Horizon Funds is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

              7.3.b. each Acquired Fund is a portfolio of Pacific Horizon Funds, Pacific Horizon Funds is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland, and the Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds' business as described in the current prospectuses of Pacific Horizon Funds;

              7.3.c. this Agreement has been duly authorized, executed and delivered by Pacific Horizon Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Pacific Horizon Funds, enforceable against Pacific Horizon Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

              7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by Pacific Horizon Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

              7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Pacific Horizon Funds, and each Acquired Fund, do not violate or result in a violation of the Pacific Horizon Funds' Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Pacific Horizon Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Pacific Horizon Funds is now bound or to which it is now a party;

              7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Pacific Horizon Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Pacific Horizon Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

              7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Pacific Horizon Funds or an Acquired Fund or any of their properties or assets and neither Pacific Horizon Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

      7.4. Nations Funds, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to Nations Funds, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Funds, to the effect that:

              7.4.a. they are independent accountants with respect to Pacific Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

              7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

              7.4.c. on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus;
                      (b) "Table III -- Capitalization (as of September 30,
                      1998) in the Combined Proxy Statement/Prospectus; and (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus, agree with the underlying accounting records of the Acquired Funds or with written estimates provided by officers of Pacific Horizon Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

      7.5. Pacific Horizon Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended February 28, 1999, audited by PricewaterhouseCoopers LLP.

      7.6. With respect to each Acquired Fund, the Board of Directors of Pacific Horizon Funds, including a majority of "non-interested" Directors, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

            The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired
Fund:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of common stock of Pacific Horizon Funds and of each Acquired Fund, consistent with the provisions of the laws of the State of Maryland, Pacific Horizon Funds' Charter and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of common stock in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Pacific Horizon Funds with the Nations Family of Funds and the dissolution of Pacific Horizon Funds, subject to the approval under Maryland law and the Charter of Pacific Horizon Funds by the requisite vote of the holders of the outstanding shares of common stock of Pacific Horizon Funds.

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

      8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Funds, on behalf of the Acquiring Funds or by Pacific Horizon Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

      8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

      8.6. Nations Funds, on behalf of each Acquiring Fund, and Pacific Horizon Funds, on behalf of each Acquired Fund, shall have received from PricewaterhouseCoopers LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Funds and to Pacific Horizon Funds, to the effect that on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III -- Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; and (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

      8.7. Nations Funds and Pacific Horizon Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Funds and Pacific Horizon Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

              8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

              8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

              8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

              8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

              8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

              8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

              8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

              8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

              8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

              8.7.j. each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

            In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Funds and Pacific Horizon Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

      8.8. Nations Funds and Pacific Horizon Funds shall have received (a) a memorandum addressed to Nations Funds and the Pacific Horizon Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Funds pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

      8.9. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      8.10. Pacific Horizon Funds' agreements with each of its service contractors have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9.    FINDER'S FEES AND EXPENSES

      9.1. Nations Funds, for itself and on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.   TERMINATION

      11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

              11.1.a. by the mutual written consent of Nations Funds and Pacific
                      Horizon Funds;

              11.1.b. by either Nations Funds or Pacific Horizon Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

              11.1.c. by either of Nations Funds or the Pacific Horizon Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2.   Termination of this Agreement pursuant to paragraphs 11.1(a) or
              (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Funds and Pacific Horizon Funds, as the case may be, and there shall be no liability for damages on the part of Nations Funds or Pacific Horizon Funds or the Trustees or officers of Nations Funds or Directors or officers of Pacific Horizon Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to Section 9.2 hereof.

12.   AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Funds, acting on behalf of each Acquiring Fund and the authorized officers of Pacific Horizon Funds, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Pacific Horizon Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

            At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Pacific Horizon Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees or Directors of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13.   NOTICES

            Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

            For Nations Funds, on behalf of itself and each Acquiring Fund:

                  Richard H. Blank, Jr.
                  Secretary
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, Arkansas  72201

                  With copies to:

                  Robert M. Kurucza and
                  Marco E. Adelfio
                  Morrison & Foerster LLP
                  2000 Pennsylvania Avenue, N.W., Suite 5500
                  Washington, D.C.  20006

            For Pacific Horizon Funds, on behalf of itself and each Acquired
            Fund:

                  c/o W. Bruce McConnel, III
                  Secretary
                  Drinker Biddle & Reath LLP
                  1345 Chestnut Street
                  Philadelphia, PA  19107-3496

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws principles otherwise applicable therein.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of Nations Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Funds personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds as provided in its Agreement and Declaration of Trust.

      14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

      14.7. The names "Pacific Horizon Funds" and "Directors of Pacific Horizon Funds" refer respectively to the corporation created and the Directors, as directors but not individually or personally, acting from time to time under Pacific Horizon Funds' Charter, which is hereby referred to and a copy of which is on file at the Department of Assessments and at the principal office of the Corporation. The obligations of "Pacific Horizon Funds" entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, shareholders, or representatives of the Corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the Corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the Corporation.

      14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.

                                         NATIONS FUND TRUST, for itself and on
ATTEST:                                  behalf of each Acquiring Fund


______________________________           By: _____________________________
Richard H. Blank, Jr.                        A. Max Walker
Secretary                                    President and Chairman of the
                                             Board of Trustees


                                         PACIFIC HORIZON FUNDS, INC., for
ATTEST:                                  itself and on behalf of each Acquired
                                         Fund
_____________________________            By:  _____________________________
W. Bruce McConnel, III                       Dr. Cornelius J. Pings
Secretary                                    President and Chairman of the
                                             Board of Directors

                                         NATIONSBANC ADVISORS, INC., hereby
ATTEST:                                  joins in this Agreement with respect
                                         to, and agrees to be bound by Section
                                         9.2 and 11.2 hereof

_____________________________            By:  _____________________________

                                    SCHEDULE A

Acquired Fund                                     Acquiring Fund
------------------------------------------------- ------------------------------------------
Flexible Income Fund                              Nations Diversified Income Fund
     A Shares (Class W Common Stock)                    Investor A Shares
     K Shares (Class W-Special Series 5 Common          Investor C Shares
               Stock)
------------------------------------------------- ------------------------------------------
National Municipal Bond Fund                      Nations Municipal Income Fund
     A Shares (Class Q Common Stock)                    Investor A Shares
------------------------------------------------- ------------------------------------------
Short-Term Government Fund                        Nations Short-Intermediate Government Fund
     A Shares (Class U Common Stock)                    Investor A Shares
------------------------------------------------- ------------------------------------------

                                   APPENDIX II

                  EXPENSE SUMMARIES OF THE PACIFIC HORIZON FUNDS
                         AND CORRESPONDING NATIONS FUNDS

                 -----------------------------------------------


      The following tables (a) compare the fees and expenses as of September 30, 1998, for the respective Pacific Horizon Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a PRO FORMA basis after giving effect to the reorganization. The Nations Funds' management fees as of September 30, 1998, have been adjusted to reflect a Board-approved reduction in the contractual fee rates under the management contracts. The contractual management fees shown become effective upon consummation of the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown.

                             FLEXIBLE INCOME FUND-A SHARES

                   NATIONS DIVERSIFIED INCOME FUND-INVESTOR A SHARES

                                                            NATIONS
                                               FLEXIBLE   DIVERSIFIED  COMBINED
                                                INCOME       INCOME      FUND
                                                 FUND         FUND     PRO FORMA
                                                 ----         ----     ---------
      SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................         4.75%       4.75%       4.75%
   Maximum Sales Load Imposed on
      Reinvested Dividends.............          None        None       None
   Maximum Deferred Sales Load(1)......          1.00%      1.00%       1.00%
   Redemption Fees ....................          None        None       None
   Exchange Fee .......................          None        None       None

ANNUAL FUND OPERATING EXPENSES:
   (as a percentage of average net
      assets)
   Management Fees(2)..................          0.00%      0.40%       0.40%
   12b-1/Shareholder Servicing Fees(3).          0.20%      0.25%       0.25%
   Other Expenses(4)...................          0.30%      0.32%       0.32%
                                                 ----       ----        ----
      TOTAL FUND OPERATING EXPENSES:(5)          0.50%      0.97%       0.97%
                                                 ====       ====        =====
----------------------------------------

  (1) Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

  (2) Management Fees (absent waivers) would be 0.45% for the Flexible Income Fund and 0.50% for the Nations Diversified Income Fund and the Combined Fund.

  (3) 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the Flexible Income Fund.

  (4)   Other Expenses (absent waivers) would be 0.68% for the Flexible Income
        Fund.

  (5) Total Fund Operating Expenses (absent waivers) would be 1.38% for the Flexible Income Fund and 1.07% for the Nations Diversified Income Fund and the Combined Fund.


EXAMPLE:(6) You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                                       NATIONS    COMBINED
                                         FLEXIBLE    DIVERSIFIED    FUND
                                        INCOME FUND  INCOME FUND  PRO FORMA
                                        -----------  -----------  ---------
1 year ............................         $52         $57         $57
3 years ...........................          63          77          77
5 years ...........................          74          99          99
10 years ..........................         107         161         161
--------------------

   (6) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      FLEXIBLE INCOME FUND-CLASS K SHARES*

                NATIONS DIVERSIFIED INCOME FUND-INVESTOR C SHARES

                                                        NATIONS    COMBINED
                                           FLEXIBLE   DIVERSIFIED    FUND
                                          INCOME FUND INCOME FUND  PRO FORMA
                                          -----------------------  ---------

      SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Sales Load Imposed on
      Purchases                              None        None        None
      (as a percentage of offering
      price) ..........................
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load ........      1.00%       1.00%       1.00%
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

ANNUAL FUND OPERATING EXPENSES:
   (as a percentage of average net
      assets)
   Management Fees(1)..................      0.00%       0.40%       0.40%
   12b-1/Shareholder Servicing Fees(2).      0.70%       1.00%       1.00%
   Other Expenses(3)...................      0.30%       0.32%       0.32%
                                             ----        ----        ----
      TOTAL FUND OPERATING EXPENSES:(4)      1.00%       1.72%       1.72%
                                             ====        ====        =====
----------------------------------------

  (1) Management Fees (absent waivers) would be 0.45% for the Flexible Income Fund and 0.50% for the Nations Diversified Income Fund and the Combined Fund.

  (2) 12b-1/Shareholder Servicing Fees (absent waivers) would be 1.00% for the Flexible Income Fund.

  (3)   Other Expenses (absent waivers) would be 0.68% for the Flexible Income
        Fund.

  (4) Total Fund Operating Expenses (absent waivers) would be 2.13% for the Flexible Income Fund and 1.82% for the Nations Diversified Income Fund and the Combined Fund.

EXAMPLE:(5) You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                       NATIONS     COMBINED
                                         FLEXIBLE    DIVERSIFIED     FUND
                                        INCOME FUND  INCOME FUND  PRO FORMA
                                        -----------  -----------  ---------
1 year ............................         $10         $27          $27
3 years ...........................          32          54           54
5 years ...........................          55          93           93
10 years ..........................         123         204          204

EXAMPLE:(5) You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:
                                                       NATIONS     COMBINED
                                         FLEXIBLE    DIVERSIFIED     FUND
                                        INCOME FUND  INCOME FUND   PRO FORMA
                                        -----------  -----------   ---------
1 year ............................         $10         $17          $17
3 years ...........................          32          54           54
5 years ...........................          55          93           93
10 years ..........................         123         204          204
--------------------

   (5) THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THIS EXAMPLE ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

---------------------
* As of November 16, 1998 K Shares of Pacific Horizon's Flexible Income Fund are no longer offered.

                      NATIONAL MUNICIPAL BOND FUND-CLASS A SHARES

                    NATIONS MUNICIPAL INCOME FUND-INVESTOR A SHARES

                                           NATIONAL     NATIONS    COMBINED
                                           MUNICIPAL   MUNICIPAL     FUND
                                           BOND FUND  INCOME FUND  PRO FORMA
                                           ---------  -----------  ---------
      SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Sales Load Imposed on
      Purchases                              4.75%       4.75%       4.75%
      (as a percentage of offering
      price) ..........................
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(1)......      1.00%       1.00%       1.00%
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

ANNUAL FUND OPERATING EXPENSES:
   (as a percentage of average net
      assets)
   Management Fees(2)..................      0.00%       0.28%       0.28%
   12b-1 Fees/Shareholder Servicing(3).      0.00%       0.20%       0.20%
   Other Expenses(4)...................      0.50%       0.32%       0.32%
                                             ----        ----        ----
      TOTAL FUND OPERATING EXPENSES:(5)      0.50%       0.80%       0.80%
                                             ====        ====        ====

----------------------------------------

   (1) Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.
   (2) Management Fees (absent waivers) would be 0.35% for the National Municipal Bond Fund and 0.50% for Nations Municipal Income Fund and the Combined Fund.
   (3) 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the National Municipal Bond Fund, Nations Municipal Income Fund and the Combined Fund.
   (4) Other Expenses (absent waivers) would be 0.67% for the National Municipal Bond Fund.
   (5) Total Fund Operating Expenses (absent waivers) would be 1.27% for the National Municipal Bond Fund and 1.07% for Nations Municipal Income Fund and the Combined Fund.

EXAMPLE:(6) You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:
                                         NATIONAL      NATIONS    COMBINED
                                         MUNICIPAL    MUNICIPAL      FUND
                                         BOND FUND   INCOME FUND  PRO FORMA
                                         ---------   -----------  ---------
1 year ............................         $52         $55          $55
3 years ...........................          63          72           72
5 years ...........................          74          90           90
10 years ..........................         107         142          142
--------------------

   (6) This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under total fund operating expenses above remain the same in the years shown.

      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       SHORT-TERM GOVERNMENT FUND-CLASS A SHARES

              NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND-INVESTOR A SHARES

                                                        NATIONS
                                                         SHORT-
                                          SHORT-TERM  INTERMEDIATE  COMBINED
                                          GOVERNMENT  GOVERNMENT      FUND
                                             FUND        FUND      PRO FORMA
                                             ----        ----      ---------
      SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Sales Load Imposed on
      Purchases                              3.25%       3.25%       3.25%
      (as a percentage of offering
      price) ..........................
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load1........      1.00%       1.00%       1.00%
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

ANNUAL FUND OPERATING EXPENSES:
   (as a percentage of average net
      assets)
   Management Fees2....................      0.00%       0.30%       0.30%
   12b-1/Shareholder Servicing Fees3...      0.00%       0.20%       0.20%
   Other Expenses4.....................      0.25%       0.30%       0.30%
                                             ----        ----        ----
      TOTAL FUND OPERATING EXPENSES:5..      0.25%       0.80%       0.80%
                                             ====        ====        =====

----------------------------------------

  (1) Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.
  (2) Management Fees (absent waivers) would be 0.25% for the Short-Term Government Fund.
  (3) 12b-1/Shareholder Servicing Fees (absent waivers) would be 0.25% for the Short-Term Government Fund and for Nations Short-Intermediate Government Fund.
  (4) Other Expenses (absent waivers) would be 0.52% for the Short-Term Government Fund.
  (5) Total Fund Operating Expenses (absent waivers) would be 1.02% for the Short-Term Government Fund and 0.85% for Nations Short-Intermediate Government Fund and the Combined Fund.

EXAMPLE:6 You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                      NATIONS
                                                       SHORT-
                                        SHORT-TERM  INTERMEDIATE  COMBINED
                                        GOVERNMENT  GOVERNMENT      FUND
                                           FUND        FUND      PRO FORMA
                                           ----        ----      ---------
1 year ............................         $35         $40        $40
3 years ...........................          40          57         57
5 years ...........................          46          76         76
10 years ..........................          63         128        128
--------------------

  (6) This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under total fund operating expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                     APPENDIX III

         Investment Objectives, Limitations and Certain Significant Investment Policies of the Pacific Horizon Funds and Corresponding Nations Funds


      This Appendix highlights the investment objectives and certain significant similarities and differences among the investment limitations and investment policies of the three Pacific Horizon Funds and the counterparts into which they will be reorganized. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Pacific Horizon Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.

I. PACIFIC HORIZON FLEXIBLE INCOME FUND/
   NATIONS DIVERSIFIED INCOME FUND

A. Investment Objectives:

      1. PACIFIC HORIZON FLEXIBLE INCOME FUND: to seek to provide investors with a high current income consistent with reasonable investment risk.

      2.    NATIONS DIVERSIFIED INCOME FUND:   to seek total return with an
emphasis on current income by investing in a diversified portfolio of fixed income securities.

      Comment: The Pacific Horizon Fund will pursue its objective by investing primarily in a diversified portfolio of investment grade corporate debt securities, although it may invest a portion of its assets in other types of debt securities and money market instruments. Under normal circumstances the Pacific Horizon Fund will invest at least 65% of total assets in investment grade corporate debt obligations, such as bonds, debentures, notes and convertible securities and U.S. Government Obligations, although it may also invest up to 35% of total assets in lower quality, higher yielding securities, and up to 35% of total assets in mortgage backed securities. The Fund also may invest up to 20% of its assets in the debt obligations of foreign issuers, including Yankee Bonds and Eurobonds.

      Under normal market conditions, the Nations Fund will invest at least 65% of its total assets in investment grade debt obligations. Unlike the Pacific Horizon Fund, the Nations Fund has an expected average dollar-weighted maturity, which is greater than five years. Similar to the Pacific Horizon Fund, the Nations Fund also may invest up to 35% of the total value of its assets in lower quality fixed income securities. The Nations Fund, however, intends to limit any investment in mortgage-backed securities to 25%, as opposed to the 35% limit for the Pacific Horizon Fund. The Nations Fund, like the Pacific Horizon Fund may invest its assets in foreign securities, although the Nations Fund may invest up to 25% of its assets in such securities while the Pacific Horizon Fund may invest up to 20% of its net assets in such securities.

                                     III-1

II.   PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND/
      NATIONS MUNICIPAL INCOME FUND

A. Investment Objectives:

      1. PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND: to seek to provide investors with as high a level of current interest income free of regular Federal income tax as is consistent with prudent investment management and preservation of capital.

      2. NATIONS MUNICIPAL INCOME FUND: to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. To the extent consistent with the Fund's investment approach, the Fund is managed to seek capital appreciation and minimize capital losses due to interest rate movements.

      Comment: Under normal market conditions, the Pacific Horizon Fund will invest at least 65% of its net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, the interest on which in the opinion of bond counsel to the issuer is exempt from regular federal income tax ("Municipal Obligations"). The Pacific Horizon Fund also may invest up to 35% of total assets in below investment grade debt, and may hold uninvested cash reserves during temporary defensive periods or if suitable tax-exempt obligations are unavailable. Investments may also be made in taxable obligations if suitable tax-exempt obligations are unavailable or if acquisition of U.S. Government or other taxable securities is deemed appropriate for temporary defensive purposes.

      The Nations Fund similarly invests in Municipal Obligations, although it will invest at least 80% of its assets in investment grade Municipal Obligations. Like the Pacific Horizon Fund, the Nations Fund also may invest in short-term taxable (i.e. repurchase agreements and short-term debt securities) and non-taxable obligations in such proportions as deemed appropriate during temporary defensive periods. However, unlike the Pacific Horizon Fund, the Nations Fund may not invest in below-investment grade securities. In addition, while the Pacific Horizon Fund's average dollar weighted maturity will vary as it is dependent upon the differing maturities of its investments, the Nations Fund's average dollar weighted maturity is expected to be greater than seven years and the Fund's duration is expected to be greater than six years.

III.  PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND/
      NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

A. Investment Objectives:

      1. PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND: to seek to provide investors with a high level current income consistent with relative stability of principal.

      2. NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: to seek high current income consistent with modest fluctuation of principal.


                                     III-2

      Comment: The Pacific Horizon Fund will pursue its investment objective by investing at least 65% of total assets in U.S. Government Obligations. Under normal circumstances it is expected that the average weighted maturity of the Pacific Horizon Fund's investments will not exceed two years. Under normal conditions the Pacific Horizon Fund's duration is expected to be in a range of one to two years as reflected by a one-year U.S. treasury bill and a two-year Treasury note respectively. However, there is no limit on the Fund's duration. The Fund also may invest up to 35% of total asset in investment grade non-government fixed income securities, mortgage backed securities, municipal securities and cash equivalents, and up to 20% in foreign securities.

Like the Pacific Horizon Fund, the Nations Fund also typically invests in U.S. Government Obligations, and also may invest in investment-grade non-government fixed income securities, like corporate convertible and non-convertible debt obligations, including bonds, notes, debentures, mortgage-backed securities, real estate investment trusts and other asset-backed securities. However, unlike the Pacific Horizon Fund, the corresponding Nations Fund typically will remain fully invested in U.S. Government obligations and not be invested in corporate bonds in any material percentage. Under normal weighted conditions it is expected that the average dollar weighted maturity of the Nations Fund's portfolio will be between three and five years and the duration will not exceed five years; this is greater than the Pacific Horizon Fund's expected average weighted maturity of two years and duration of between one and two years, and may result in greater fluctuations of net asset value of the Nations Fund than in the Pacific Horizon Fund.


                                     III-3

                                   APPENDIX IV

       SHAREHOLDER TRANSACTIONS AND SERVICES OF THE NATIONS FUNDS AND THE
                      CORRESPONDING PACIFIC HORIZON FUNDS

                 -----------------------------------------------

      This Appendix compares the shareholder transactions and services of the Pacific Horizon Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Pacific Horizon Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Pacific Horizon Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I.    PACIFIC HORIZON FUNDS - A SHARES

      CORRESPONDING NATIONS FUNDS - INVESTOR A SHARES

      A. Sales Charges and Exemptions

      There is a maximum sales charge of 4.75%, 4.75% and 3.25% on A Shares of the Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and Pacific Horizon Short-Term Government Fund, respectively. The sales charge with respect to A Shares of the Pacific Horizon Funds may decrease as the amount a shareholder invests increases. Also there is no sales charge on purchases of A shares of $1 million or more. However, unless a Pacific Horizon Fund shareholder participates in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge will be imposed as follows: 1% redemptions made within 1 year of purchases made on or after November 16, 1998, declining to 0.50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998. An investor may be entitled to reduced sales charges on A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

      There is a maximum sales charge of 4.75%, 4.75% and 3.25% on Investor A Shares of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, respectively. Investor A Shares of each of the Nations Funds that are purchased at net asset value have in addition a 1.00% and 0.50% maximum deferred sales charge which is imposed only if shares are redeemed within the first and second years of purchase, respectively. An investor may be entitled to reduced sales charges on Investor A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

      B. Purchase Policies

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS
                            ---------------------      -------------

Minimum initial investment  $500 for a regular         $1,000 for a regular
                            account; $100 for          account; $500 for IRA
                            investors purchasing       investors; $250 for
                            through BofA or its        non-working spousal
                            affiliates*; $500 for IRA  IRAs; $250 for wrap fee
                            or SEP IRA investors;      and other investment
                            $250 for non-working       adviser accounts; $100
                            spousal IRAs; $2500 for    for investors
                            SEP-IRAs with more than    participating in the
                            one participant.           Systematic Investment
                                                       Plan; no minimum
                                                       investment for 401(k)
                                                       plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          $50 for regular accounts   $100; $50 for subsequent
investments                 and $0 for investors       investments made through
                            purchasing through BofA    the Systematic
                            or its affiliates; for     Investment Plan.
                            IRA or SEP IRA investors;
                            for non-working spousal
                            SEP-IRAs.
----------------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

**The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs Simple IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

Purchase methods            Through Bank of America;    Through Selling Agents,
                            Service Organizations; in   Servicing Agents, a
                            person; by mail; by wire;   Nations Fund Personal
                            by telephone; or Teletrade  Investment Planner
                            Teletrade.                  account; by mail; by
                                                        wire; by telephone# and
                                                        a Systematic Investment
                                                        Plan.

C.    Redemption Procedures

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS
                            ---------------------      -------------

Through an authorized       Yes                        Yes
selling or servicing agent

By mail                     Yes                        Yes

By telephone                Yes                        Yes#

By wire                     Yes                        Yes

Check writing feature       Yes+                       No

By automatic withdrawal     Yes (net asset value of    Yes (net asset value of
plan                        account must be $5,000)    account must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares and Pacific Horizon may redeem A Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.
---------------------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

+ Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

      D.    Additional Shareholder Services

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

Systematic/automatic        Yes ($50 or more)          Yes (in any amount from
investment plan                                        $50 to $100,000).

      E. Share Exchanges

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

By mail                     Yes                        Yes
By telephone                Yes                        Yes
Minimum                     The A Shares exchanged     The Investor A Shares
                            must have a current value  exchanged must have a
                            of at least $500.          current value of at
                                                       least $1,000
Automatic exchange feature  No                         Yes.  A shareholder may
                                                       automatically exchange
                                                       at least $25 on a
                                                       monthly or quarterly
                                                       basis.

      Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund (except Nations index funds). Exchanges are subject to the minimum investment requirements imposed.

      A Shares of a Pacific Horizon Fund may be exchanged for A Shares of any other Pacific Horizon Fund or Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.


II.         PACIFIC HORIZON FUND - K SHARES

      CORRESPONDING NATIONS FUND - INVESTOR C SHARES

   A. Sales Charges and Exemptions

      Pacific Horizon's K Shares and Nations Funds' Investor C Shares are offered at net asset value with no front-end sales charges, although a 1.00% deferred sales charge will apply to all redemptions of Nations Funds' Investor C Shares made within one year of purchase.

B.    Purchase Policies

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

Minimum  initial investment $500 for a regular         $1,000 for a regular
                            account; $100 for          account; $500 for IRA
                            investors purchasing       investors; $250 for
                            through BofA or its        non-working spousal
                            affiliates*; $500 for IRA  IRAs; $100 for investors
                            or SEP IRA investors;      participating in the
                            $250 for non-working       Systematic Investment
                            spousal IRAs; $2500 for    Plan; no minimum
                            SEP-IRAs with more than    investment for 401(k)
                            one participant.           plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          $50 for regular accounts   $100; $50 for subsequent
investments                 and $0 for investors       investments made through
                            purchasing through BofA    the Systematic
                            or its affiliates; for     Investment Plan.
                            IRA or SEP IRA investors;
                            for non-working spousal
                            IRAs; or for SEP-IRAs.

Purchase methods            Through Bank of America;   Through Selling Agents,
                            Service Organizations; in  Servicing Agents, a
                            person; by mail; by wire;  Nations Fund Personal
                            by telephone; or           Investment Planner
                            Teletrade.                 account; by mail; by
                                                       wire; by telephone# and
                                                       a Systematic Investment
                                                       Plan.
----------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

**The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

[zz]

C.    Redemption Procedures

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

Through an authorized       Yes                        Yes
selling or servicing agent
By mail                     Yes                        Yes
By telephone                Yes                        Yes#
By wire                     Yes                        Yes
Check writing feature       Yes+                       No
By automatic withdrawal     Yes (net asset value of    Yes (net asset value of
 plan                       account must be $5,000)    account must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor C Shares and Pacific Horizon may redeem K Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

Systematic/automatic        Yes ($50 or more)          Yes (in any amount from
investment plan                                        $50 to $100,000).



----------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

+ Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

      E. Share Exchanges

                            PACIFIC HORIZON FUNDS      NATIONS FUNDS

By mail                     Yes                        Yes
By telephone                Yes                        Yes
Minimum                     The K Shares exchanged     The Investor C Shares
                            must have a current value  exchanged must have a
                            of at least $500.          current value of at
                                                       least $1,000
Automatic exchange feature  No                         Yes.  A shareholder may
                                                       automatically exchange
                                                       at least $25 on a
                                                       monthly or quarterly
                                                       basis.

      Investor C Shares of a Nations Fund may be exchanged for Investor C Shares of any other Nations Fund non-money market fund or Daily Shares of a money market fund. Exchanges are subject to the minimum investment requirements imposed.

      K Shares of a Pacific Horizon Fund may be exchanged for K Shares of any other Pacific Horizon Fund or Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

III. DIVIDENDS FOR EACH OF THE PACIFIC HORIZON FUNDS AND NATIONS FUNDS ARE DECLARED DAILY AND PAID MONTHLY.

                                   APPENDIX V

               MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE

                 -----------------------------------------------

Nations

Diversified Income
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. AHNRUD SHARES HIS VIEWS ON NATIONS DIVERSIFIED INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
Mark S. Ahnrud, CFA, is Senior        Our investment philosophy is biased toward total return,
Portfolio Manager of Nations          recognizing that the combination of current income and price
Diversified Income Fund and a         movement is ultimately more important than current income
Director of Fixed Income              alone. We use a combination of investment
Management for TradeStreet            strategies -- duration management (management of interest
Investment Associates, Inc.,          rate risk), sector rotation, security selection and yield
the investment sub-adviser to         curve positioning -- to add value to the Fund over time. By
the Fund.                             using multiple strategies, we avoid making "big bets" and
INVESTMENT OBJECTIVE                  look for each strategy to add the potential for incremental
The Fund seeks total return           income without any single strategy dominating returns. The
with an emphasis on current           Fund invests in government securities and corporate bonds,
income by investing in a              including high-yield corporate bonds. High-yield corporate
diversified portfolio of fixed        bonds and government securities are not highly correlated to
income securities.                    one another; they react differently to changes in interest
PERFORMANCE REVIEW                    rates and the economy. This divergence in performance is the
For the 12-month period ended         key to this part of the Fund's strategy, as the Fund
March 31, 1998, Nations               balances credit risk and interest rate risk by allocating
Diversified Income Fund Primary       assets to the different sectors as market conditions
A Shares provided a total             warrant.
return of 11.07%.**                   WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE DURING THE
                                      REPORTING PERIOD?
                                      Early in the period, we were concerned about the strength of the domestic economy and believed that the U.S. Federal
                                      Reserve Board (the Fed) would be forced to raise interest
                                      rates to slow growth. The 30-year U.S. Treasury bond began the period yielding just over 7%, and the Fund was
                                      positioned defensively (investing in bonds with relatively short maturities in preparation for higher interest rates), as we believed that yields would rise later in the year.
                                      This economic strength was the result of a 30-year low in
                                      unemployment rates, rising incomes, high levels of consumer confidence and a rapidly rising equity market. But the
                                      environment changed in the fiscal third quarter, as
                                      continued low inflation and a rapidly diminishing federal
                                      budget deficit combined with the anti-growth,
                                      disinflationary shock waves emanating from Asia to push bond yields down. As fear of the Fed raising interest rates
                                      waned, the "flight to quality" trade drove prices higher.
                                      The period ended with the 30-year U.S. Treasury yielding
                                      just under 6%.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Diversified Income
Fund Portfolio Manager Commentary continued...

                                      HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
                                      At the beginning of the period, we maintained a defensive
                                      posture in the portfolio because we were concerned that
                                      strong economic growth and the tight labor market would lead the Fed to raise interest rates due to concerns about rising inflation.
                                      The Fund was underweighted in the corporate bond sector for much of the period, as we believed that this sector was
                                      overvalued relative to U.S. Treasury securities. We didn't believe that the incremental yield advantage from owning
                                      corporate bonds justified the credit risk assumed in owning this sector. This environment of low incremental yield
                                      pick-up for owning corporate bonds over U.S. Treasuries
                                      caused the Fund to maintain a relatively low weighting in
                                      the high-yield corporate sector as well.
                                      The Fund's exposure to the mortgage-backed sector was high during the early part of the period, but as interest rates began to decline during the fiscal third quarter, we reduced the Fund's exposure based on increasing prepayment fears and our outlook that interest rates would continue to decline.
                                      With rates back near their 1993 lows, we expected a
                                      significant upturn in refinancing activity in early 1998. We had been willing to take on prepayment risk in the
                                      trading-range environment we saw early in the period, but we believed that as the yield on the 10-year U.S. Treasury bond declined below 6.1%, the risks of continuing to hold on to this sector were too great.
OUR DECISION TO UNDERWEIGHT THE       WHAT INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S STRONG
FUND'S CORPORATE BOND EXPOSURE        PERFORMANCE?***
PROVED SUCCESSFUL.                    Our decision to underweight the Fund's corporate bond
                                      exposure proved successful. As the Asian crisis played out during the fiscal third quarter, the resultant "flight to
                                      quality" caused corporate bonds to lag the performance of
                                      U.S. Treasury bonds. This caused the worst period of
                                      relative corporate bond performance in the last 10 years.

                                      We were then able to use this as an opportunity to increase the Fund's exposure to the corporate bond sector, as we
                                      didn't believe that the end of the credit cycle was in
                                      sight. We raised both the Fund's investment-grade and
                                      high-yield bond holdings, increasing the portfolio's income.
                                      We emphasized the health care, cable/media and financial
                                      services sectors in the portfolio, which performed well
                                      during the period. Specifically, companies like Viacom Inc.,
                                      News Corp. Ltd., HEALTHSOUTH Corp. and Morgan Stanley Group
                                      experienced solid performance.
                                      ***Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.

Nations
Diversif ied Income
Fund Portfolio Manager Commentary continued...

                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      Our defensive duration posture was the greatest hindrance to performance during the period. While we extended duration
                                      and had a much better second half of the year as interest
                                      rates declined, it was not enough to recover the ground lost during the fiscal second quarter.
                                      WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST
                                      OF 1998?
                                      Later in 1998, either the fundamentally sound U.S. economy will shrug off Asia's troubles, leading to a Fed tightening of interest rates, or Asia will have a meaningful impact on
                                      U.S. growth, further reducing inflation and raising the
                                      probability that the Fed will ease interest rates. We are
                                      positioned for the latter scenario, although our bullish
                                      bias is tempered by the market's current overbought
                                      condition, extreme bullish sentiment and the need for
                                      further confirmation of a slowdown in the domestic economy.
                                      HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      We continue to favor the corporate bond sector over the
                                      mortgage sector in this interest-rate environment. We are
                                      more comfortable with the Fund owning corporate bonds, as we are not forecasting a recession and believe that overall
                                      corporate credit quality will continue to improve. We expect to continue to increase the Fund's exposure to this sector in the months ahead. The mortgage sector continues to look unattractive to us, as the low interest-rate environment
                                      will continue to result in significant prepayment activity.

Nations

Diversified Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

 1.0%  Foreign Bonds and Notes
 2.3%  Other Assets and Liabilities (Net)
 2.7%  Municipal Bonds
13.2%  Mortgage-Backed Securities
35.1%  U.S. Treasury Bonds
45.7%  Corporate Bonds and Notes

                                                                                 TOP TEN HOLDINGS (AS A % OF NET ASSETS AS
                                                                                 OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  U.S. Treasury Bonds            35.1%
                                                                                 -----------------------------------------
                                                                                   2  Federal National Mortgage
                                                                                      Association (FNMA)
                                                                                      Certificates                    8.6%
                                                                                 -----------------------------------------
                                                                                   3  Government National Mortgage
                                                                                      Association (GNMA)
                                                                                      Certificates                    4.6%
                                                                                 -----------------------------------------
                                                                                   4  GTE Corporation 7.900%
                                                                                      02/01/27                        1.8%
                                                                                 -----------------------------------------
                                                                                   5  Nebraska Investment Finance
                                                                                      Authority, Taxable-Series B,
                                                                                      6.550% 09/01/07                 1.7%
                                                                                 -----------------------------------------
                                                                                   6  Westpoint Stevens Inc., Sr.
                                                                                      Notes, 8.750% 12/15/01          1.6%
                                                                                 -----------------------------------------
                                                                                   7  PDV America Inc., Gtd. Sr.
                                                                                      Notes, 7.875% 08/01/03          1.6%
                                                                                 -----------------------------------------
                                                                                   8  Morgan Stanley Finance PLC.
                                                                                      Gtd., Sub. Deb.,
                                                                                      8.030% 02/28/17                 1.5%
                                                                                 -----------------------------------------
                                                                                   9  Time Warner Entertainment
                                                                                      8.375% 07/15/33                 1.5%
                                                                                 -----------------------------------------
                                                                                  10  Rogers Cablesystems Limited,
                                                                                      Deb., 10.000% 12/01/07          1.5%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS OF
MARCH 31, 1998, ARE SUBJECT TO CHANGE
AND MAY NOT BE REPRESENTATIVE OF CURRENT HOLDINGS.

Nations

Diversif ied Income
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

               Measurement Period                                                 Lehman Government Corporate Bond
             (Fiscal Year Covered)                 Diversified Income $15,737             Index $14,886
Assumes the reinvestment of all distributions.
Oct. 30 1992                                                 10000                             10000
1992                                                         10225                             10163
                                                             10894                             10636
                                                             11318                             10955
                                                             11735                             11317
1993                                                         11828                             11284
                                                             11512                             10931
                                                             11344                             10795
                                                             11442                             10848
1994                                                         11530                             10888
                                                             12136                             11431
                                                             13045                             12172
                                                             13281                             12405
1995                                                         13940                             12983
                                                             13497                             12680
                                                             13543                             12739
                                                             13812                             12964
1996                                                         14284                             13360
                                                             14168                             13245
                                                             14681                             13727
                                                             15066                             14208
1997                                                         15511                             14664
Mar. 31 1998                                                 15737                             14886

Investor B Shares (as of 3/31/98)*

               Measurement Period                                                 Lehman Government Corporate Bond
             (Fiscal Year Covered)                 Diversified Income $13,450             Index $13,897
Assumes the reinvestment of all distributions.
June 7 1993                                                  10000                             10000
                                                             10178                             10227
                                                             10533                             10565
1993                                                         10597                             10534
                                                             10295                             10205
                                                             10125                             10078
                                                             10194                             10128
1994                                                         10253                             10165
                                                             10773                             10671
                                                             11558                             11364
                                                             11745                             11581
1995                                                         12305                             12121
                                                             11891                             11837
                                                             11910                             11893
                                                             12123                             12103
1996                                                         12513                             12473
                                                             12389                             12365
                                                             12813                             12815
                                                             13122                             13264
1997                                                         13481                             13690
Mar. 31 1998                                                 13450                             13897



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (10/30/92 through 3/31/98)      8.73%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Diversified Income
                                                                Fund from the date each class of shares
                                                                was first offered. Figures for the
                                                                Lehman Government Corporate Bond Index,
                                                                an unmanaged index comprised of U.S.
                                                                Government, U.S. Treasury and agency
                                                                securities, corporate and yankee bonds,
                                                                include reinvestment of dividends. It
                                                                is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor B
                                                                Shares. The performance of Primary B,
                                                                Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since Inception  NAV  CDSC* (6/7/93
                                                                through
                                                                3/31/98)             6.68% 6.35%

  TOTAL RETURN (AS OF 3/31/98)

                                           Primary A       Primary B       Investor A       Investor B        Investor C
Inception Date                           10/30/92        6/28/96         11/25/92             6/7/93        11/9/92
                                                                                         NAV CDSC*
--------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       11.07%          10.29%          10.80%          10.18%  5.18%      10.27%
--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  9.05%           NA              8.77%           8.21%   7.35%      8.35%
5 Years                                  7.63%           NA              7.41%           NA      NA         6.92%
Since Inception                          8.73%           8.26%           8.46%           6.68%   6.35%      8.10%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales changes.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary*

                        EFFECTIVE MARCH 1998, THE MUNICIPAL FIXED INCOME MANAGEMENT TEAM OF TRADESTREET INVESTMENT ASSOCIATES, INC. ASSUMED THE DAILY PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE FUND. IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND THEIR CURRENT OUTLOOK.

PORTFOLIO MANAGER                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the            INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income                The Fund balances its investments between high quality,
Management Team of TradeStreet        investment-grade issues through which it seeks to reduce
Investment Associates, Inc.,          credit and liquidity risk, and lower quality,
investment sub-adviser to the         investment-grade issues, for their additional yield
Fund. During the reporting            potential. By maintaining a well-diversified portfolio, we
period, Michele M. Poirier was        aim to limit the Fund's exposure to any single credit or
the Fund's portfolio manager.         market sector. In addition, we use a combination of
INVESTMENT OBJECTIVE                  investment strategies, including duration management
The Fund seeks high current           (managing the Fund's sensitivity to interest rates), market
income exempt from federal            sector selection and individual credit reviews. We also seek
income tax consistent with the        to limit the distribution of capital gains when appropriate.
potential for principal               As a long-term portfolio, the Fund maintains an average
fluctuation associated with           dollar-weighted maturity of greater than ten years and a
investments in long-term              duration between seven and one-half and nine and one-half
municipal securities. The Fund        years.
invests in investment-grade,
long-term municipal securities.       HOW DID THE FUND PERFORM DURING THE PERIOD?
PERFORMANCE REVIEW                    With a total return of 11.12%, the Fund (Primary A Shares)
For the 12-month period ended         outperformed its peer group, the Lipper General Municipal
March 31, 1998, Nations               Debt Funds Universe,*** which returned 10.61% for the
Municipal Income Fund Primary A       12-month period ended March 31, 1998. The Fund benefited
Shares provided a total return        from an overweighting in the lower end of the investment-
of 11.12%.**                          grade credit spectrum (bonds rated "A" and "Baa/BBB"), which gave the Fund an income advantage. These positions also
                                      enjoyed higher total returns as the gap between yields of
                                      lower- and higher-rated credits narrowed during the period.
                                      (Prices of lower-quality securities rise as their yields
                                      fall to levels that are closer to those of higher-quality
                                      securities.)
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return.
                                      ***Lipper Analytical Services, Inc., an independent mutual fund performance monitor. Funds included in the Lipper
                                      General Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues in the top four credit ratings.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Municipal Income
Fund  Municipal Fixed Income
      Management Team Commentary continued...

THE FUND OUTPERFORMED ITS PEER        WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN THE
GROUP FOR THE 12-MONTH PERIOD         COMING YEAR?
ENDED MARCH 31, 1998.                 Looking ahead, municipal bond market participants will have to keep one eye focused on Washington, D.C., where proposed federal legislation addressing electric utility deregulation and the reimbursement of not-for-profit health care
                                      providers is being considered. We note that an uncertain
                                      political climate for many municipal bond market sectors
                                      such as these has become commonplace in recent
                                      years -- presenting both a challenge and an opportunity for astute investors seeking to capitalize on undervalued
                                      securities.

Nations
Municipal Income
Fund
   PORTFOLIO BREAKDOWN (AS A % OF TOTAL INVESTMENTS AS OF 3/31/98)





[PIE CHART]

 3.24% Water                                                                     TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 3.58% Education                                                                 ----------------------------------------------
                                                                                   1  Polk County, Florida, Industrial     2.6%
 3.66% Power/Utilities Revenue                                                        Development Authority, Solid Waste
                                                                                      Disposal Facilities Revenue, (Tampa
 7.55% Hospital                                                                       Electric Company Project), 5.850%
                                                                                      12/01/30
11.25% Other                                                                     ----------------------------------------------
                                                                                   2  North Central Texas, Health          2.0%
35.22% Insured                                                                        Facilities Development Corporation,
                                                                                      Hospital Revenue, (Presbyterian
15.45% General Obligation                                                             Healthcare), Series A, 5.000%
                                                                                      05/15/17
20.05% Pollution Control                                                         ----------------------------------------------
       Revenue/Industrial                                                          3  Murray City, Utah, Hospital Revenue  1.6%
       Development Revenue                                                            Refunding, (IHC Health Services
                                                                                      Inc.), (MBIA Insured), 5.000%
PORTFOLIO HOLDINGS WERE CURRENT AS                                                    05/15/22
OF MARCH 31, 1998, ARE SUBJECT TO                                                ----------------------------------------------
CHANGE AND MAY NOT BE REPRESENTATIVE                                               4  Massachusetts State Port Authority,  1.6%
OF CURRENT HOLDINGS.                                                                  Revenue Bonds, Special Facilities,
                                                                                      (Bosfuel Project), (MBIA Insured),
                                                                                      5.750% 07/01/39
                                                                                 ----------------------------------------------
                                                                                   5  Courtland, Alabama, Industrial       1.5%
                                                                                      Development Board, Solid Waste
                                                                                      Disposal Revenue, 5.750% 11/01/27
                                                                                 ----------------------------------------------
                                                                                   6  Pierce County, Washington, Economic  1.5%
                                                                                      Development Corporation, Solid
                                                                                      Waste Revenue, (Occidental
                                                                                      Petroleum), 5.800% 09/01/29
                                                                                 ----------------------------------------------
                                                                                   7  Anchorage, Alaska, Electric          1.5%
                                                                                      Utilities Revenue Refunding, Senior
                                                                                      Lien, (MBIA Insured), Series B,
                                                                                      5.500% 02/01/26
                                                                                 ----------------------------------------------
                                                                                   8  North Carolina State, Highway-       1.2%
                                                                                      Series A, 4.500% 05/01/07
                                                                                 ----------------------------------------------
                                                                                   9  Washington State, GO, Refunding,     1.2%
                                                                                      Series A, 6.750% 02/01/15
                                                                                 ----------------------------------------------
                                                                                  10  Adams County, Mississippi,           1.1%
                                                                                      Pollution Control, Revenue,
                                                                                      Refunded, (International Paper
                                                                                      Company), Series A, 5.500% 12/01/05
                                                                                 ----------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

Nations
Municipal Income
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98) [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                                                Lehman Municipal Bond
             (Fiscal Year Covered)                 Municipal Income $17,482         Index $17,369
Feb. 1 1991                                                  10000                      10000
                                                             10081                      10090
                                                             10229                      10306
                                                             10657                      10707
1991                                                         11084                      11065
                                                             11050                      11099
                                                             11500                      11519
                                                             11766                      11826
1992                                                         12006                      12041
                                                             12484                      12488
                                                             12996                      12897
                                                             13503                      13333
1993                                                         13629                      13520
                                                             12729                      12778
                                                             12841                      12918
                                                             12855                      13007
1994                                                         12615                      12821
                                                             13625                      13727
                                                             13975                      14058
                                                             14395                      14462
1995                                                         15075                      15059
                                                             14839                      14878
                                                             14986                      14992
                                                             15391                      15335
1996                                                         15785                      15726
                                                             15733                      15688
                                                             16292                      16229
                                                             16809                      16718
1997                                                         17292                      17172
Mar. 31 1998                                                 17482                      17369

Investor B Shares (as of 3/31/98)* [Line Graph]
Assumes the reinvestment of all distributions.

               Measurement Period                     Municipal Income         Lehman Municipal Bond
             (Fiscal Year Covered)                        $12,965                 Index $13,693
June 7 1993                                                10000                      10000
                                                           10146                      10300
                                                           10522                      10511
1993                                                       10600                      10658
                                                            9881                      10073
                                                            9949                      10184
                                                            9941                      10254
1994                                                        9737                      10108
                                                           10498                      10822
                                                           10747                      11083
                                                           11050                      11401
1995                                                       11551                      11872
                                                           11348                      11729
                                                           11440                      11819
                                                           11727                      12090
1996                                                       12005                      12398
                                                           11943                      12368
                                                           12344                      12794
                                                           12712                      13180
1997                                                       13049                      13537
Mar. 31 1998                                               12965                      13693


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (2/1/91 through 3/31/98)       8.11%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Municipal Income Fund
                                                                from the date each class of shares was
                                                                first offered. The Lehman Municipal
                                                                Bond Index is a broad-based, unmanaged,
                                                                total return index composed of 8,000
                                                                investment-grade, long-term maturity
                                                                bonds. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE
                                                                INCEPTION      NAV      CDSC*
                                                                (6/7/93 through
                                                                3/31/98)          5.88%   5.54%
                                                                [CHART LEGEND]

  TOTAL RETURN (AS OF 3/31/98)

                                                      PRIMARY A        INVESTOR A    INVESTOR B            INVESTOR C
Inception Date                                    2/1/91             2/1/91                 6/7/93         6/17/92
                                                                                     NAV        CDSC*
-------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                11.12%             10.89%          10.23%     5.23%      10.37%
-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                           8.66%              8.45%           7.84%      6.97%      7.99%
5 Years                                           6.97%              6.74%           NA         NA         6.23%
Since Inception                                   8.11%              7.95%           5.88%      5.54%      6.92%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effect of fee waivers by the investment adviser and the administrator, which have the effect of increasing total return. *Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. SWAIM SHARES HIS VIEWS ON NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
John S. Swaim is                      The Fund offers shareholders a low-volatility,
Senior Portfolio Manager              high-credit-quality approach to investing in the bond market
of Nations Short-Intermediate         by focusing primarily on the relative attractiveness of U.S.
Government Fund and Senior            Treasury securities and mortgage-backed securities.
Product Manager, Fixed Income
Management for TradeStreet            WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE DURING THE
Investment Associates, Inc.,          REPORTING PERIOD?
the investment sub-adviser            During the period, economic growth was well above the most
to the Fund.                          optimistic expectations of long-term sustainable levels,
INVESTMENT OBJECTIVE                  productivity rates were high and unemployment rates were at
The Fund seeks high current           30-year lows. In addition, inflation continued to fall and
income consistent with modest         budget deficits declined, providing a favorable backdrop for
fluctuation                           financial assets.
of principal. It invests
primarily in securities issued        In this economic environment, the U.S. Federal Reserve Board
or guaranteed                         (the Fed) opted to keep the Federal Funds rate steady at
by the U.S. Government,               5.5%. The benchmark 30-year U.S. Treasury bond started the
its agencies or                       period at just over 7%, traded in a fairly tight range until
instrumentalities.                    August 1997 and then declined in reaction to the Asian
PERFORMANCE REVIEW                    financial crisis, ending the period at just under 6%. (Bond
For the 12-month period ended         yields typically move in the opposite direction of bond
March 31, 1998, Nations Short-        prices, so that when yields go down, prices generally go
Intermediate Government Fund          up.)
Primary A Shares provided a
total return of 9.11%.**              Early in the reporting period, the economy experienced
                                      impressive overall growth, a balanced budget and no
                                      inflationary pressures. However, in August 1997, the market retreated somewhat as the unemployment rate continued to
                                      decline, consumer confidence remained high and the U.S.
                                      dollar declined from its then year-to-date highs. But with favorable inflation reports, the market accurately
                                      anticipated that the Fed would not act to raise interest
                                      rates. Accordingly, bond yields declined slightly in
                                      September 1997.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary continued...

                                      In the final quarter of 1997, Asian stock markets plunged to levels not seen in several years, creating fears of a
                                      financial crisis that affected the world's markets. As
                                      investor confidence deteriorated, the U.S. bond market
                                      benefited from a massive "flight to quality," with investors selling off foreign securities and buying U.S. bonds. Within the bond market, investors fled from corporate,
                                      mortgage-backed and asset-backed securities into U.S.
                                      Treasuries. As a result, any fund with primary holdings in
                                      U.S. Treasuries was well positioned.
                                      In early 1998, Fed Chairman Alan Greenspan discussed the
                                      possibility of disinflationary shocks resulting from the
                                      problems in Asia. This caused the bond market yield curve to steepen dramatically, reducing short-term bond yields
                                      relative to long-term bond yields, which also declined. In
                                      February 1998, as the strength of the U.S. economy became a concern, the market experienced a sell-off and investors
                                      again entertained the possibility
                                      that the Fed might raise interest rates to get ahead of
                                      inflation and
                                      influence growth.
                                      IN JANUARY 1998, SHORT-TERM BOND PERFORMANCE FELL WHEN THE
                                      YIELD CURVE STEEPENED. HOW WAS THE FUND AFFECTED BY THIS?
                                      Prior to January 1998, the bond yield curve had been
                                      flattening, indicating that investors who took on a
                                      relatively low level of risk by investing in short-term
                                      bonds earned income closer to that of more volatile 30-year
                                      U.S. Treasury securities. The Fund benefited from this
                                      flattening as it focused on very short-term and long-term
                                      maturity securities. However, in January 1998, the yield
                                      curve steepened sharply, negatively affecting the Fund's
                                      performance as securities with intermediate maturities
                                      outperformed.
                                      WHAT INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S
                                      PERFORMANCE?***
                                      The Fund invested over half of its assets in U.S. Treasury securities. While these are viewed by many as a handicap to performance because of their relative lack of income, the
                                      Fund takes advantage of the high liquidity they provide. The
                                      U.S. Treasury market is the most liquid fixed income market in the world, and the Fund used this part of its portfolio for duration and yield-curve management, which contributed to performance at the lowest possible transaction cost.
                                      *** Portfolio characteristics were current as of March 31,
                                      1998, are subject to change and may not be representative of current characteristics.

Nations
Short-Intermediate Government
Fund Portfolio Manager Commentary continued...

                                      Because the Fund can conduct transactions for U.S. Treasury securities at less cost than for any other, it can take
                                      advantage of valuation opportunities that arise across the yield curve. Positioning along the yield curve is a key for value-added performance and enhances the stability provided by the Fund to its investors. The liquidity of this market also permits more frequent duration adjustments within a
                                      narrow band. The Fund historically has added value with
                                      these low-cost strategies.
                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      As interest rates declined during the last six months due to the Asian financial crisis, homeowners took advantage of
                                      lower interest rates by prepaying or refinancing their
                                      mortgages. As a result, mortgage-backed securities lost
                                      value, causing a portion of the Fund to decline in value. In reaction, we reduced the Fund's holdings in the mortgage
                                      market. Because mortgage-backed securities had offered solid income potential, it was important to invest in alternative income-producing securities during this time. Accordingly, we increased the Fund's weighting in callable securities,
                                      which provided the Fund with an income component along with liquidity.
                                      WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST
                                      OF 1998?
                                      We anticipate the financial crisis in Asia to have an impact on the U.S. economy, affecting our markets in the third or fourth quarter of 1998. When this occurs, we expect the
                                      economy to slow and disinflation to play a role. This could ease pressure on the labor market and could prompt the Fed to reduce interest rates. However, we do not expect the
                                      impact to be so severe as to cause a recession.
We strive to provide investors        If, however, the Asian situation does not have a significant
with a relatively stable net          impact and economic growth remains strong, then the Fed will
asset value with attractive           likely raise interest rates. We expect this to slow the
levels                                economy, eventually causing rates to decline.
of income.
                                      HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      The Fund will remain conservative and invest primarily in
                                      U.S. Treasuries, maintaining a portfolio with a short
                                      duration during the next few months. We strive to provide
                                      investors with a relatively stable net asset value with
                                      attractive levels of income.

Nations
Short-Intermediate Government
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

 0.2% Government Guaranteed Bonds

 4.3% Short-Term Investments

22.0% Mortgage-Backed
      Securities

73.5% U.S. Government
      and Agency
      Obligations and
      Other Assets
      and Liabilities (Net)

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  U.S. Treasury Notes            55.5%
                                                                                 -----------------------------------------
                                                                                   2  Federal National Mortgage
                                                                                      Association (FNMA)
                                                                                      Certificates                   10.2%
                                                                                 -----------------------------------------
                                                                                   3  Federal National Mortgage
                                                                                      Association (FNMA) Notes        9.7%
                                                                                 -----------------------------------------
                                                                                   4  Federal Home Loan Mortgage
                                                                                      Corp. (FHLMC) Certificates      7.1%
                                                                                 -----------------------------------------
                                                                                   5  Government National Mortgage
                                                                                      Association (GNMA)
                                                                                      Certificates                    4.6%
                                                                                 -----------------------------------------
                                                                                   6  U.S. Treasury Bond
                                                                                      6.125% 11/15/27                 4.4%
                                                                                 -----------------------------------------
                                                                                   7  Federal Home Loan Mortgage
                                                                                      Corporation 6.625% 03/12/08     4.4%
                                                                                 -----------------------------------------
                                                                                   8  Federal Home Loan Bank
                                                                                      Discount Note
                                                                                      5.475% 04/24/98                 4.1%
                                                                                 -----------------------------------------
                                                                                   9  Second Attransco Tanker
                                                                                      Corporation, Series A
                                                                                      8.500% 06/15/02                 0.2%
                                                                                 -----------------------------------------
                                                                                  10  Federal Housing Authority
                                                                                      (FHA) Certificates and Notes
                                                                                      6.000% 07/15/04                 0.2%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1998, ARE SUBJECT
TO CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Short-Intermediate Government
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

              Measurement Period                              Short-                 Lehman Brothers Intermediate Government Bond
            (Fiscal Year Covered)                Intermediate Government $15,369                   Index $16,072
Assumes the reinvestment of all distributions.
Aug. 1 1991                                                   10000                                     10000
                                                              10427                                     10363
1991                                                          10925                                     10862
                                                              10762                                     10748
                                                              11242                                     11164
                                                              11639                                     11653
1992                                                          11556                                     11614
                                                              11997                                     12049
                                                              12185                                     12285
                                                              12461                                     12545
1993                                                          12483                                     12564
                                                              12266                                     12332
                                                              12147                                     12263
                                                              12208                                     12356
1994                                                          12183                                     12345
                                                              12648                                     12859
                                                              13124                                     13460
                                                              13314                                     13669
1995                                                          13699                                     14126
                                                              13580                                     14029
                                                              13599                                     14124
                                                              13834                                     14366
1996                                                          14135                                     14699
                                                              14086                                     14694
                                                              14498                                     15104
                                                              14841                                     15491
1997                                                          15160                                     15834
Mar. 31 1998                                                  15369                                     16072

Investor B Shares (as of 3/31/98)

              Measurement Period                              Short-                 Lehman Brothers Intermediate Government Bond
            (Fiscal Year Covered)                Intermediate Government $12,162                   Index $13,272
Assumes the reinvestment of all distributions.
June 7 1993                                                   10000                                     10000
                                                              10092                                     10145
                                                              10304                                     10359
1993                                                          10307                                     10375
                                                              10113                                     10184
                                                               9999                                     10127
                                                              10035                                     10204
1994                                                           9999                                     10194
                                                              10366                                     10618
                                                              10740                                     11115
                                                              10878                                     11287
1995                                                          11175                                     11665
                                                              11061                                     11585
                                                              11060                                     11663
                                                              11234                                     11863
1996                                                          11461                                     12138
                                                              11404                                     12134
                                                              11720                                     12473
                                                              11979                                     12792
1997                                                          12211                                     13075
Mar. 31 1998                                                  12162                                     13272



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (8/1/91 through 3/31/98)        6.66%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Short-Intermediate
                                                                Government Fund from the date each
                                                                class of shares was first offered.
                                                                Figures for the Lehman Brothers
                                                                Intermediate Government Bond Index, an
                                                                unmanaged index comprised of U.S.
                                                                government agency and U.S. Treasury
                                                                securities, include reinvestment of
                                                                dividends. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Primary B, Investor A and Investor C
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since Inception  NAV  CDSC*
                                                                (6/7/93 through 3/31/98)   4.49%  4.15%

  TOTAL RETURN (AS OF 3/31/98)

                                               Primary A       Primary B       Investor A      Investor B      Investor C
Inception Date                               8/1/91          6/28/96         8/5/91          6/7/93          6/17/92
                                                                                             NAV     CDSC*
---------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                           9.11%           8.74%           8.89%           8.35%   4.35%   8.45%
---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                      6.71%           NA              6.50%           6.03%   5.13%   6.14%
5 Years                                      5.08%           NA              4.87%           NA      NA      4.48%
Since Inception                              6.66%           6.85%           6.50%           4.49%   4.15%   5.03%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED FEBRUARY 1, 1999

                           PACIFIC HORIZON FUNDS, INC.
                                  P.O. Box 8968
                            Wilmington, Delaware 19899
                                  1-800-[  ]

                                NATIONS FUND TRUST
                        One NationsBank Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                  1-800-321-7854



    (APRIL 12, 1999 SPECIAL MEETING OF SHAREHOLDERS OF PACIFIC HORIZON FUNDS)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Pacific Horizon to be held on April 12, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Pacific Horizon or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


  INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

      Further information about the Investor A and Investor C Shares of Nations Diversified Income Fund, and the Investor A Shares of Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, is contained in and incorporated herein by reference to the statement of additional information for Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, dated August 1, 1998, as supplemented.

      Further information about the A Shares and K Shares of the Pacific Horizon Flexible Income Fund, and the A Shares of the Pacific Horizon National Municipal Bond Fund and the Pacific Horizon Short-Term Government Fund, is contained in and incorporated herein by reference to the statement of additional information for Pacific Horizon Flexible Income Fund, Pacific Horizon National Municipal Bond Fund and the Pacific Horizon Short-Term Government Fund, dated July 1, 1998.

      The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1998 and the unaudited financial statements for the semi-annual period ended September 30, 1998 for the Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

      The audited financial statements and related Report of Independent Accountants for the year ended February 28, 1998, and the unaudited financial statements for the semi-annual period ended August 31, 1998, for the Flexible Income, National Municipal Bond and Short-Term Government Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General
Information....................................................4
Note Regarding PRO FORMA Financial
Information..............................................5

                               GENERAL INFORMATION

      The Reorganization contemplates the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund.

      The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Pacific Horizon Funds that were outstanding immediately before the Closing.

      After the transfer of their assets and liabilities in exchange for Shares of the Nations Funds, the Pacific Horizon Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Pacific Horizon Funds. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Pacific Horizon Funds. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Pacific Horizon for each shareholder. Upon completion of the reorganization with respect to all Pacific Horizon funds, all outstanding shares of the Pacific Horizon Funds will have been redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Pacific Horizon will wind up its affairs and be deregistered as an investment company under the 1940 Act and dissolved under Maryland law.

      For further information about the transaction, see the Proxy/Prospectus.

                  NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

      Pro forma financial information giving effect to the proposed transfer of assets and liabilities of the Pacific Horizon Funds to the Nations Funds is not presented because in each case the aggregate net asset value of each Pacific Horizon Fund was less than 10% of the aggregate net asset value of each corresponding Nations Fund, as of December 23, 1998.

                               NATIONS FUND TRUST

                              ONE NATIONSBANK PLAZA
                                    33RD FLOOR
                               CHARLOTTE, NC 28255
                                  1-800-626-2275

                                    FORM N-14

                                      PART C

                                OTHER INFORMATION

Item 15     Indemnification

         Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian and transfer agent is provided for, respectively, in:

1. Administration Agreement with Stephens Inc.;

2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

3. Distribution Agreement with Stephens Inc.;

4. Custody Agreement with The Bank of New York;

5. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Portfolios"), dated June 27, 1995. The Company and/or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16     Exhibits

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 2-97817; 811-4305). All references to the "Pacific Horizon Registration Statement" in the following list of Exhibits refer to the Pacific Horizon Funds, Inc.'s Registration Statement on Form N-1A (File Nos. 2-81110; 811-4293).

EXHIBIT NUMBER    DESCRIPTION
(1)(a)            Declaration of Trust dated May 6, 1985, is incorporated
                  herein by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated herein by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(d) Amendment dated September 13, 1989, to Declaration of Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(f) Amendment dated November 26, 1990, to Declaration of Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(g) Certificate pertaining to classification of shares dated July 18, 1991, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(h) Amendment dated March 25, 1992, to Declaration of Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(i) Certificate relating to classification of shares is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER    DESCRIPTION

(1)(j) Amendment dated September 21, 1992, to Declaration of Trust, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(k) Amendment dated March 26, 1993, to the Declaration of Trust, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(l) Certificate relating to the establishment of the Money Market Funds' Investor C shares dated July 8, 1993, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(m) Certificate relating to the establishment of Equity Index Fund, Short-Term Municipal Income Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund dated September 22, 1993, is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to the Registration Statement, filed on December 1, 1993.

(1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the Non-Money Market Funds to "Investor C Shares" and "Investor N Shares," respectively, is incorporated by reference by Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(p) Certificate relating to the Classification of Shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

(1)(q) Certification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(2)(a) Amendment and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Registrant's Post-Effective Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER    DESCRIPTION

(3)               Not Applicable.

(4) Form of Agreement and Plan of Reorganization, filed herewith as Appendix I to the Combined Proxy
                  Statement/Prospectus.

(5)               Not Applicable.

(6)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(6)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(6)(c) Sub-Advisory Agreement among NBAI, Marsico Capital Management, LLC, and the Registrant, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(7) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(8)               Not Applicable.

(9)(a) Custody Agreement among Registrant and The Bank of New York, dated October 19, 1998 is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(a) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(b) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(c) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(d) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER    DESCRIPTION

(10)(e) Forms of Shareholder Servicing Agreement for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds, are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(f) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor N Shares (formerly Investor C Shares) of the Non-Money Market Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(g) Forms of Shareholder Servicing Agreement for Investor C Shares of the Money Market Funds and Investor N Shares (formerly Investor C Shares) of the Non-Money Market Funds are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(h) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(i) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(j) Amended and Restated Distribution Plan for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(k) Form of Sales Support Agreement for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(l) Distribution Plan for Investor B (Investor N Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(m) Form of Sales Support Agreement for Investor B (Investor N Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(n) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER    DESCRIPTION

(10)(o) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(p) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgaged-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(q) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(r) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(s) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(10)(t) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(11) Opinion and Consent of Morrison & Foerster LLP, filed herewith.

EXHIBIT NUMBER    DESCRIPTION

(12)              See Item 17(3) of this Part C.

(13)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to post-Effective Amendment No. 26, filed March 26, 1993.

(13)(b) Administration Agreement between Stephens Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

(13)(c) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

(13)(d) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

14(a) Consent of Independent Accountants--PricewaterhouseCoopers LLP, filed herewith.

14(b) Consent of Independent Accountants--PricewaterhouseCoopers LLP, filed herewith.

15                Not Applicable.

16                Powers of Attorney, filed herewith.

17(a)             Form of Proxy Ballot, filed herewith.

17(c)(i) Prospectuses for the Investor A Shares of Nations Diversified Income Fund, Nations Municipal Income Fund and Nations Short-Intermediate Government Fund, dated August 1, 1998, as supplemented, filed as part of Post-Effective Amendment No. __ to Nations' Registration Statement on Form N-1A filed on ____.

17(c)(ii)         Prospectus for the Investor C Shares of Nations Diversified
                  Income Fund, dated August 1, 1998, as supplemented, filed as part of Post-Effective Amendment No. __ to Nations'
                  Registration Statement on Form N-1A filed on ____.

EXHIBIT NUMBER    DESCRIPTION

17(c)(iii)        Statement of Additional Information for the Investor A
                  Shares of the Nations Diversified Income Fund, Nations
                  Municipal Income Fund and Nations Short-Intermediate
                  Government Fund and for the Investor C Shares of Nations
                  Diversified Income Fund, dated August 1, 1998, filed as part of Post-Effective Amendment No. __ to Nations'
                  Registration Statement on Form N-1A filed on ____.

17(c)(iv)         Prospectus for the A and K Shares of the Flexible Income Fund,
                  the National Municipal Bond Fund and the Short-Term Government
                  Fund, dated July 1, 1998, as supplemented, filed as part of Post-Effective Amendment No. 60 to Pacific Horizons'
                  Registration Statement on Form N-1A filed on July
                  1, 1998.

17(c)(v) Statement of Additional Information for the A and K Shares of the Flexible Income Fund, the National Municipal Bond Fund and the Short-Term Government Fund and the K Shares of the Flexible Income Fund dated July 1, 1998, filed as part of Post-Effective Amendment No. 60 to Pacific Horizons' Registration Statement on Form N-1A filed on July 1, 1998.

17(c)(vi)         Annual Report for Nations Diversified Income Fund, Nations
                  Municipal Income Fund and Nations Short-Intermediate
                  Government Fund, dated March 31, 1998.

17(c)(vii)        Annual Report for the Pacific Horizon Flexible Income Fund,
                  Pacific Horizon National Municipal Bond Fund and Pacific
                  Horizon Short-Term Government Fund, dated February 28, 1998.

Item 17           Undertakings.

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

EXHIBIT NUMBER    DESCRIPTION

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 23rd day of December, 1998.

                                    NATIONS FUND TRUST


                                    By:                  *
                                           -------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                    By:    /s/ Richard H. Blank, Jr.
                                           -------------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE

                *           President and Chairman         December 23, 1998
-------------------------   of the Board of Trustees
(A. Max Walker)           (Principal Executive Officer)

 /s/ Richard H. Blank, Jr.         Treasurer               December 23, 1998
-------------------------   (Principal Financial and
(Richard H. Blank, Jr.)       Accounting Officer)

                *                  Trustee                 December 23, 1998
-------------------------
(Edmund L. Benson, III)

                *                  Trustee                 December 23, 1998
-------------------------
(James Ermer)

                *                  Trustee                 December 23, 1998
-------------------------
(William H. Grigg)

                *                  Trustee                 December 23, 1998
-------------------------
(Thomas F. Keller)

                *                  Trustee                 December 23, 1998
-------------------------
(Carl E. Mundy, Jr.)

                *                  Trustee                 December 23, 1998
-------------------------
(Charles B. Walker)

                *                  Trustee                 December 23, 1998
-------------------------
(Thomas S. Word)

                *                  Trustee                 December 23, 1998
-------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               NATIONS FUND TRUST

                           FILE NOS. 2-97817; 811-4305

Exhibit Number                           Description
--------------                           -----------
Ex-99.11                                 Opinion and Consent of Morrison &
                                         Foerster LLP

Ex-99.14(a)                              Consent of Accountants -
                                         PricewaterhouseCoopers LLP

Ex-99.14(b)                              Consent of Accountants -
                                         PricewaterhouseCoopers LLP

Ex-99.16                                 Powers of Attorney

Ex-99.17                                 Form of Proxy Ballot